American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Equity ETF (AVUS)
November 30, 2025

Avantis U.S. Equity ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.4%
AAR Corp.(1)	3,638	302,718
AeroVironment, Inc.(1)	2,097	586,028
AerSale Corp.(1)	7,009	45,348
Archer Aviation, Inc., Class A(1)	13,976	108,873
Astronics Corp.(1)	10,623	579,697
ATI, Inc.(1)	81,520	8,217,216
Axon Enterprise, Inc.(1)	2,539	1,371,416
Boeing Co.(1)	51,807	9,791,523
BWX Technologies, Inc.	44,867	8,025,809
Carpenter Technology Corp.	18,900	6,020,406
Curtiss-Wright Corp.	5,338	3,012,180
Ducommun, Inc.(1)	2,828	259,299
General Dynamics Corp.	18,040	6,163,005
General Electric Co.	101,382	30,257,458
Hexcel Corp.	22,226	1,694,288
Howmet Aerospace, Inc.	29,766	6,089,826
Huntington Ingalls Industries, Inc.	13,108	4,110,931
Kratos Defense & Security Solutions, Inc.(1)	7,351	559,411
L3Harris Technologies, Inc.	1,789	498,576
Leonardo DRS, Inc.	7,288	249,031
Lockheed Martin Corp.	34,742	15,906,972
Mercury Systems, Inc.(1)	882	61,643
Moog, Inc., Class A	3,903	896,441
National Presto Industries, Inc.	775	72,734
Northrop Grumman Corp.	10,619	6,076,723
Park Aerospace Corp.	1,253	24,296
RTX Corp.	113,588	19,867,677
Textron, Inc.	58,940	4,901,450
TransDigm Group, Inc.	4,325	5,882,735
VSE Corp.	2,166	390,292
Woodward, Inc.	19,334	5,800,780
		147,824,782
Air Freight and Logistics — 0.5%
CH Robinson Worldwide, Inc.	23,649	3,757,117
Expeditors International of Washington, Inc.	73,221	10,756,165
FedEx Corp.	79,247	21,846,813
Hub Group, Inc., Class A	24,985	963,671
Radiant Logistics, Inc.(1)	13,283	82,886
United Parcel Service, Inc., Class B	175,253	16,787,485
		54,194,137
Automobile Components — 0.4%
American Axle & Manufacturing Holdings, Inc.(1)(2)	67,854	445,801
Aptiv PLC(1)	77,252	5,990,893
Autoliv, Inc.	46,008	5,428,484
BorgWarner, Inc.	153,627	6,615,179
Dana, Inc.	127,837	2,864,827
Dorman Products, Inc.(1)	12,790	1,691,733
Fox Factory Holding Corp.(1)	4,583	67,783
Gentex Corp.	80,315	1,833,591

Gentherm, Inc.(1)	14,227	507,477
Goodyear Tire & Rubber Co.(1)	212,606	1,841,168
LCI Industries	16,694	1,897,607
Lear Corp.	32,694	3,510,028
Mobileye Global, Inc., Class A(1)	370	4,373
Motorcar Parts of America, Inc.(1)	4,857	64,015
Patrick Industries, Inc.	18,826	2,037,350
Phinia, Inc.	26,603	1,438,956
QuantumScape Corp.(1)	40,693	497,268
Solid Power, Inc.(1)	7,320	38,064
Standard Motor Products, Inc.	10,896	409,036
Stoneridge, Inc.(1)	17,256	98,532
Strattec Security Corp.(1)	3,424	256,800
Visteon Corp.	16,472	1,700,734
XPEL, Inc.(1)	6,295	292,592
		39,532,291
Automobiles — 1.5%
Ford Motor Co.	1,782,525	23,671,932
General Motors Co.	454,048	33,381,609
Harley-Davidson, Inc.	68,026	1,665,957
Lucid Group, Inc.(1)(2)	7,760	105,769
Rivian Automotive, Inc., Class A(1)	120,813	2,036,907
Tesla, Inc.(1)	208,765	89,804,440
Thor Industries, Inc.	27,437	2,897,896
Winnebago Industries, Inc.	11,121	402,469
		153,966,979
Banks — 5.3%
1st Source Corp.	5,829	363,963
ACNB Corp.	2,854	138,134
Amalgamated Financial Corp.	12,701	372,774
Amerant Bancorp, Inc.	10,090	189,793
Ameris Bancorp	22,472	1,702,479
Ames National Corp.	775	16,911
Arrow Financial Corp.	6,652	200,558
Associated Banc-Corp.	56,637	1,488,987
Atlantic Union Bankshares Corp.	39,974	1,352,320
Axos Financial, Inc.(1)	36,169	2,972,368
Banc of California, Inc.	50,093	923,715
BancFirst Corp.	5,435	602,415
Bancorp, Inc.(1)	33,583	2,151,663
Bank First Corp.	3,389	422,710
Bank of America Corp.	890,070	47,752,255
Bank of Hawaii Corp.	19,725	1,292,776
Bank of Marin Bancorp	3,688	99,779
Bank of NT Butterfield & Son Ltd.	34,504	1,602,366
Bank OZK	63,068	2,902,389
BankUnited, Inc.	30,437	1,315,183
Bankwell Financial Group, Inc.	1,020	46,818
Banner Corp.	12,514	786,004
Bar Harbor Bankshares	5,263	157,048
BayCom Corp.	535	15,611
BCB Bancorp, Inc.	4,574	36,546
Beacon Financial Corp.	28,805	737,120
Blue Foundry Bancorp(1)	5,221	59,311
BOK Financial Corp.	6,207	699,032

Bridgewater Bancshares, Inc.(1)	8,610	149,039
Burke & Herbert Financial Services Corp.	6,209	405,075
Business First Bancshares, Inc.	11,891	309,404
Byline Bancorp, Inc.	13,028	363,742
Cadence Bank	75,544	3,009,673
California BanCorp(1)	1,482	28,766
Camden National Corp.	4,803	194,233
Capital Bancorp, Inc.	2,458	68,332
Capital City Bank Group, Inc.	4,589	192,371
Capitol Federal Financial, Inc.	16,957	112,086
Carter Bankshares, Inc.(1)	8,717	160,131
Cathay General Bancorp	25,868	1,253,046
Central Pacific Financial Corp.	13,756	409,103
Chemung Financial Corp.	144	7,584
ChoiceOne Financial Services, Inc.	2,156	65,629
Citigroup, Inc.	320,537	33,207,633
Citizens & Northern Corp.	55	1,109
Citizens Financial Group, Inc.	124,859	6,754,872
Citizens Financial Services, Inc.	714	39,905
City Holding Co.	5,592	678,366
Civista Bancshares, Inc.	3,136	71,313
CNB Financial Corp.	8,109	210,185
Columbia Banking System, Inc.	144,498	4,005,485
Columbia Financial, Inc.(1)	6,679	105,729
Comerica, Inc.	63,327	5,090,224
Commerce Bancshares, Inc.	49,486	2,667,790
Community Financial System, Inc.	12,497	709,330
Community Trust Bancorp, Inc.	5,915	328,282
Community West Bancshares	2,784	63,058
ConnectOne Bancorp, Inc.	19,299	487,686
Cullen/Frost Bankers, Inc.	24,552	3,037,573
Customers Bancorp, Inc.(1)	17,290	1,191,281
CVB Financial Corp.	44,257	870,978
Dime Community Bancshares, Inc.	16,369	464,061
Eagle Bancorp, Inc.	11,185	212,179
East West Bancorp, Inc.	72,832	7,771,174
Eastern Bankshares, Inc.	65,563	1,234,551
Enterprise Financial Services Corp.	14,926	815,109
Equity Bancshares, Inc., Class A	5,941	258,671
Esquire Financial Holdings, Inc.	4,309	439,777
Farmers & Merchants Bancorp, Inc.	1,027	25,162
Farmers National Banc Corp.	11,930	162,129
FB Bancorp, Inc.(1)	883	11,170
FB Financial Corp.	11,525	643,786
Fidelity D&D Bancorp, Inc.	132	5,779
Fifth Third Bancorp	235,509	10,235,221
Financial Institutions, Inc.	6,255	191,403
First BanCorp	103,122	2,038,722
First Bancorp, Inc.	582	14,893
First Bancorp/Southern Pines NC	12,684	647,011
First Bank	3,826	60,126
First Busey Corp.	27,667	651,281
First Business Financial Services, Inc.	3,890	203,136
First Citizens BancShares, Inc., Class A	3,985	7,483,392
First Commonwealth Financial Corp.	38,926	632,547

First Community Bankshares, Inc.	4,066	135,886
First Financial Bancorp	29,771	740,702
First Financial Bankshares, Inc.	31,637	988,340
First Financial Corp.	4,126	240,835
First Foundation, Inc.(1)	15,159	80,646
First Hawaiian, Inc.	40,710	1,014,493
First Horizon Corp.	155,463	3,473,043
First Internet Bancorp	1,280	24,384
First Interstate BancSystem, Inc., Class A	31,260	1,026,578
First Merchants Corp.	18,956	698,339
First Mid Bancshares, Inc.	9,160	348,630
Firstsun Capital Bancorp(1)	955	31,926
Five Star Bancorp	4,480	154,515
Flagstar Bank NA	74,229	908,563
Flushing Financial Corp.	10,183	167,103
FNB Corp.	118,633	1,974,053
FS Bancorp, Inc.	1,347	55,160
Fulton Financial Corp.	69,000	1,252,350
FVCBankcorp, Inc.	1,399	17,781
German American Bancorp, Inc.	11,162	443,131
Glacier Bancorp, Inc.	28,038	1,186,007
Great Southern Bancorp, Inc.	4,002	240,760
Greene County Bancorp, Inc.	466	10,625
Hancock Whitney Corp.	31,554	1,911,857
Hanmi Financial Corp.	14,419	398,253
HBT Financial, Inc.	3,431	83,030
Heritage Commerce Corp.	23,982	261,164
Heritage Financial Corp.	11,693	279,930
Hilltop Holdings, Inc.	16,767	575,443
Hingham Institution For Savings	446	130,638
Home Bancorp, Inc.	447	24,795
Home BancShares, Inc.	49,942	1,401,373
HomeTrust Bancshares, Inc.	5,190	212,842
Hope Bancorp, Inc.	42,441	450,723
Horizon Bancorp, Inc.	14,391	246,662
Huntington Bancshares, Inc.	496,797	8,097,803
Independent Bank Corp.	17,321	1,247,978
Independent Bank Corp. (Michigan)	12,465	406,982
International Bancshares Corp.	30,481	2,026,377
John Marshall Bancorp, Inc.	916	18,320
JPMorgan Chase & Co.	478,746	149,885,798
Kearny Financial Corp.	12,712	87,331
KeyCorp	365,347	6,715,078
Lakeland Financial Corp.	8,749	509,717
Live Oak Bancshares, Inc.	13,619	434,718
M&T Bank Corp.	41,926	7,975,164
MainStreet Bancshares, Inc.	24	468
Mercantile Bank Corp.	9,460	434,971
Metrocity Bankshares, Inc.	9,896	263,728
Metropolitan Bank Holding Corp.	3,953	294,933
Mid Penn Bancorp, Inc.	2,950	86,111
Midland States Bancorp, Inc.	11,214	182,340
MidWestOne Financial Group, Inc.	2,989	118,275
MVB Financial Corp.	1,299	35,151
National Bank Holdings Corp., Class A	14,568	542,075

National Bankshares, Inc.	152	4,489
NB Bancorp, Inc.	18,881	369,879
NBT Bancorp, Inc.	14,019	581,228
Nicolet Bankshares, Inc.	4,082	514,250
Northeast Bank	4,423	393,116
Northfield Bancorp, Inc.	12,437	133,698
Northpointe Bancshares, Inc.	5,536	96,548
Northrim BanCorp, Inc.	9,952	244,421
Northwest Bancshares, Inc.	46,853	560,362
NU Holdings Ltd., Class A(1)	215,588	3,749,075
Oak Valley Bancorp	715	20,092
OceanFirst Financial Corp.	18,592	350,459
OFG Bancorp	29,759	1,182,325
Old National Bancorp	113,350	2,463,095
Old Second Bancorp, Inc.	23,685	446,462
OP Bancorp	18	242
Orange County Bancorp, Inc.	848	22,989
Origin Bancorp, Inc.	12,472	453,856
Orrstown Financial Services, Inc.	7,155	255,863
Park National Corp.	4,770	732,433
Parke Bancorp, Inc.	1,098	25,133
Pathward Financial, Inc.	16,925	1,216,907
PCB Bancorp	2,787	60,534
Peapack-Gladstone Financial Corp.	6,072	163,944
Peoples Bancorp, Inc.	16,716	495,295
Peoples Financial Services Corp.	1,048	51,132
Pinnacle Financial Partners, Inc.	20,491	1,878,615
PNC Financial Services Group, Inc.	87,447	16,677,892
Ponce Financial Group, Inc.(1)	1,651	26,317
Popular, Inc.	29,693	3,406,084
Preferred Bank	8,579	809,943
Primis Financial Corp.	1,437	16,138
Prosperity Bancshares, Inc.	19,029	1,307,483
Provident Financial Services, Inc.	54,042	1,036,526
QCR Holdings, Inc.	7,317	597,287
RBB Bancorp	7,395	146,495
Red River Bancshares, Inc.	206	14,430
Regions Financial Corp.	258,238	6,572,157
Renasant Corp.	28,357	1,004,972
Republic Bancorp, Inc., Class A	4,023	277,627
S&T Bancorp, Inc.	15,230	601,280
Seacoast Banking Corp. of Florida	26,384	832,679
ServisFirst Bancshares, Inc.	18,109	1,288,093
Shore Bancshares, Inc.	9,250	161,598
Sierra Bancorp	2,842	88,273
Simmons First National Corp., Class A	40,099	743,836
SmartFinancial, Inc.	4,615	167,340
South Plains Financial, Inc.	5,114	193,258
Southern First Bancshares, Inc.(1)	1,968	99,896
Southern Missouri Bancorp, Inc.	3,185	179,284
Southside Bancshares, Inc.	11,726	343,924
Southstate Bank Corp.	29,871	2,673,753
Stellar Bancorp, Inc.	16,752	529,531
Stock Yards Bancorp, Inc.	9,908	655,612
Synovus Financial Corp.	64,632	3,115,262

Texas Capital Bancshares, Inc.(1)	14,392	1,297,727
TFS Financial Corp.	6,338	90,317
Third Coast Bancshares, Inc.(1)	3,025	115,283
Timberland Bancorp, Inc.	1,261	43,126
Tompkins Financial Corp.	3,985	275,403
Towne Bank	23,572	790,841
TriCo Bancshares	12,688	610,293
Triumph Financial, Inc.(1)	5,400	294,894
Truist Financial Corp.	250,520	11,649,180
TrustCo Bank Corp.	7,202	303,420
Trustmark Corp.	18,310	712,259
U.S. Bancorp	338,676	16,612,058
UMB Financial Corp.	24,811	2,756,006
United Bankshares, Inc.	35,887	1,336,432
United Community Banks, Inc.	37,388	1,142,577
United Security Bancshares	315	3,115
Unity Bancorp, Inc.	3,120	156,094
Univest Financial Corp.	10,243	325,727
Valley National Bancorp	140,370	1,588,988
WaFd, Inc.	38,711	1,225,590
Washington Trust Bancorp, Inc.	5,861	166,452
Webster Financial Corp.	62,956	3,752,178
Wells Fargo & Co.	627,243	53,848,812
WesBanco, Inc.	27,571	889,716
West BanCorp, Inc.	3,026	67,238
Westamerica Bancorporation	15,723	754,390
Western Alliance Bancorp	50,628	4,127,701
Western New England Bancorp, Inc.	90	1,102
Wintrust Financial Corp.	30,637	4,105,971
WSFS Financial Corp.	21,746	1,213,644
Zions Bancorp NA	79,203	4,215,976
		545,911,121
Beverages — 0.8%
Boston Beer Co., Inc., Class A(1)	2,444	476,091
Brown-Forman Corp., Class A	5,854	166,898
Brown-Forman Corp., Class B	43,075	1,248,313
Celsius Holdings, Inc.(1)	56,223	2,301,770
Coca-Cola Co.	396,517	28,993,323
Coca-Cola Consolidated, Inc.	35,148	5,727,367
Constellation Brands, Inc., Class A	35,900	4,896,042
Keurig Dr. Pepper, Inc.	88,053	2,456,679
MGP Ingredients, Inc.	6,961	158,780
Molson Coors Beverage Co., Class B	65,591	3,050,637
Monster Beverage Corp.(1)	110,881	8,314,966
National Beverage Corp.(1)	17,097	582,324
PepsiCo, Inc.	146,895	21,849,162
Primo Brands Corp., Class A	5,785	90,767
		80,313,119
Biotechnology — 2.0%
4D Molecular Therapeutics, Inc.(1)	5,616	65,483
AbbVie, Inc.	212,517	48,390,121
Absci Corp.(1)(2)	2,010	6,372
ACADIA Pharmaceuticals, Inc.(1)	296	7,412
ADMA Biologics, Inc.(1)	29,967	574,767
Agios Pharmaceuticals, Inc.(1)	9,999	291,971

Alkermes PLC(1)	69,405	2,053,000
Alnylam Pharmaceuticals, Inc.(1)	228	102,880
Amgen, Inc.	66,936	23,123,711
Anika Therapeutics, Inc.(1)	3,415	33,740
Annexon, Inc.(1)	3,874	17,433
Arcturus Therapeutics Holdings, Inc.(1)(2)	6,635	45,052
Arcus Biosciences, Inc.(1)	16,042	418,696
Astria Therapeutics, Inc.(1)	1,941	24,554
Aurinia Pharmaceuticals, Inc.(1)	62,389	1,005,711
Avidity Biosciences, Inc.(1)	1,354	97,082
Beam Therapeutics, Inc.(1)	10,332	261,710
Bicara Therapeutics, Inc.(1)	12,680	235,341
Biogen, Inc.(1)	28,937	5,269,138
BioMarin Pharmaceutical, Inc.(1)	26,743	1,495,736
Catalyst Pharmaceuticals, Inc.(1)	48,293	1,130,539
Celldex Therapeutics, Inc.(1)	4,089	110,485
CG oncology, Inc.(1)	4,840	217,026
Cidara Therapeutics, Inc.(1)	77	16,931
CRISPR Therapeutics AG(1)	15,609	834,613
Cullinan Therapeutics, Inc.(1)	15,101	171,698
Denali Therapeutics, Inc.(1)	19,379	377,309
Dianthus Therapeutics, Inc.(1)	2,997	131,808
Dynavax Technologies Corp.(1)	32,974	374,914
Dyne Therapeutics, Inc.(1)	3,601	78,862
Emergent BioSolutions, Inc.(1)	39,744	443,940
Enanta Pharmaceuticals, Inc.(1)	1,916	27,054
Entrada Therapeutics, Inc.(1)	6,979	71,674
Exelixis, Inc.(1)	175,735	7,762,215
Gilead Sciences, Inc.	410,721	51,685,131
GRAIL, Inc.(1)	24,292	2,681,594
Halozyme Therapeutics, Inc.(1)	34,372	2,454,161
Ideaya Biosciences, Inc.(1)	9,292	330,981
Immunome, Inc.(1)	1,893	34,869
Incyte Corp.(1)	25,741	2,688,905
Intellia Therapeutics, Inc.(1)(2)	12,751	114,631
Iovance Biotherapeutics, Inc.(1)(2)	2,236	5,523
Janux Therapeutics, Inc.(1)	696	23,727
Kura Oncology, Inc.(1)	49,004	594,909
Larimar Therapeutics, Inc.(1)	1,400	4,956
Madrigal Pharmaceuticals, Inc.(1)	81	48,355
MiMedx Group, Inc.(1)	44,284	304,674
Mineralys Therapeutics, Inc.(1)	790	34,065
Moderna, Inc.(1)	29,970	778,621
Monte Rosa Therapeutics, Inc.(1)(2)	18,593	300,649
Neurocrine Biosciences, Inc.(1)	22,039	3,353,454
Newamsterdam Pharma Co. NV(1)(2)	293	12,101
Nkarta, Inc.(1)	3,657	6,912
Nuvalent, Inc., Class A(1)	307	33,570
Olema Pharmaceuticals, Inc.(1)	901	25,516
Organogenesis Holdings, Inc.(1)	9,486	49,137
ORIC Pharmaceuticals, Inc.(1)	7,147	84,906
Oruka Therapeutics, Inc.(1)(2)	1,120	33,712
PDL BioPharma, Inc.(1)(2)	1,937	19
Puma Biotechnology, Inc.(1)	27,386	138,299
Regeneron Pharmaceuticals, Inc.	16,670	13,005,767

REGENXBIO, Inc.(1)	13,610	182,238
Relay Therapeutics, Inc.(1)	22,872	181,146
Replimune Group, Inc.(1)	8,592	85,920
Revolution Medicines, Inc.(1)	17,110	1,330,474
Rigel Pharmaceuticals, Inc.(1)	16,404	828,238
Roivant Sciences Ltd.(1)	68,191	1,419,055
Sionna Therapeutics, Inc.(1)	5,244	228,481
Stoke Therapeutics, Inc.(1)(2)	7,317	226,168
Tyra Biosciences, Inc.(1)(2)	528	11,912
United Therapeutics Corp.(1)	16,910	8,218,260
Upstream Bio, Inc.(1)(2)	4,515	129,129
Vanda Pharmaceuticals, Inc.(1)	11,217	60,123
Vaxcyte, Inc.(1)	14,453	717,013
Vertex Pharmaceuticals, Inc.(1)	43,658	18,930,545
Vir Biotechnology, Inc.(1)	32,244	207,006
Voyager Therapeutics, Inc.(1)	22,313	91,260
Xencor, Inc.(1)	11,821	204,740
Zenas Biopharma, Inc.(1)(2)	8,434	327,492
Zymeworks, Inc.(1)	2,081	55,584
		207,532,906
Broadline Retail — 4.0%
Amazon.com, Inc.(1)	1,530,802	357,013,642
Coupang, Inc.(1)	277,939	7,826,762
Dillard's, Inc., Class A	1,891	1,267,084
eBay, Inc.	171,200	14,173,648
Kohl's Corp.	103,915	2,555,270
Macy's, Inc.	202,464	4,527,095
MercadoLibre, Inc.(1)	11,359	23,533,349
Ollie's Bargain Outlet Holdings, Inc.(1)	13,340	1,642,287
		412,539,137
Building Products — 0.8%
A.O. Smith Corp.	51,835	3,420,073
AAON, Inc.	20,459	1,912,507
Advanced Drainage Systems, Inc.	38,857	5,921,030
Allegion PLC	12,082	2,005,974
American Woodmark Corp.(1)	5,140	283,368
Apogee Enterprises, Inc.	16,125	587,111
Armstrong World Industries, Inc.	30,083	5,707,948
AZZ, Inc.	8,849	932,862
Builders FirstSource, Inc.(1)	47,349	5,313,978
Carlisle Cos., Inc.	20,008	6,363,945
Fortune Brands Innovations, Inc.	25,657	1,324,671
Gibraltar Industries, Inc.(1)	9,735	486,361
Griffon Corp.	16,024	1,201,800
Hayward Holdings, Inc.(1)	23,327	383,729
Insteel Industries, Inc.	12,822	392,097
Janus International Group, Inc.(1)	54,888	340,854
JELD-WEN Holding, Inc.(1)	56,055	149,667
Johnson Controls International PLC	31,609	3,676,443
Lennox International, Inc.	15,355	7,660,149
Masterbrand, Inc.(1)	1,753	19,441
Modine Manufacturing Co.(1)	23,045	3,736,286
Owens Corning	49,828	5,642,523
Quanex Building Products Corp.	19,468	252,305
Simpson Manufacturing Co., Inc.	17,010	2,847,134

Tecnoglass, Inc.	17,099	851,188
Trane Technologies PLC	30,583	12,890,123
Trex Co., Inc.(1)	47,059	1,646,124
UFP Industries, Inc.	30,667	2,851,724
Zurn Elkay Water Solutions Corp.	30,838	1,470,973
		80,272,388
Capital Markets — 3.5%
Acadian Asset Management, Inc.	5,129	229,984
Affiliated Managers Group, Inc.	4,329	1,163,765
Ameriprise Financial, Inc.	43,730	19,929,510
Artisan Partners Asset Management, Inc., Class A	50,754	2,105,276
Bakkt Holdings, Inc.(1)(2)	1,021	16,101
Bank of New York Mellon Corp.	187,589	21,028,727
BGC Group, Inc., Class A	86,212	750,044
Blackrock, Inc.	16,458	17,236,463
Blackstone, Inc.	59,268	8,678,021
Carlyle Group, Inc.	66,984	3,652,638
Cboe Global Markets, Inc.	11,036	2,849,164
Charles Schwab Corp.	292,622	27,134,838
CME Group, Inc.	53,676	15,107,647
Cohen & Steers, Inc.	10,757	680,380
Coinbase Global, Inc., Class A(1)	25,237	6,885,158
Diamond Hill Investment Group, Inc.	1,266	149,388
DigitalBridge Group, Inc.	14,508	140,873
Evercore, Inc., Class A	13,532	4,331,187
FactSet Research Systems, Inc.	6,477	1,795,878
Federated Hermes, Inc.	31,759	1,593,349
Franklin Resources, Inc.	68,421	1,545,630
Galaxy Digital, Inc., Class A(1)(2)	21,073	560,331
Goldman Sachs Group, Inc.	57,090	47,158,624
Hamilton Lane, Inc., Class A	8,513	1,055,059
Houlihan Lokey, Inc.	10,711	1,878,709
Interactive Brokers Group, Inc., Class A	46,596	3,029,672
Intercontinental Exchange, Inc.	32,734	5,149,058
Invesco Ltd.	76,700	1,875,315
Janus Henderson Group PLC	32,166	1,405,976
Jefferies Financial Group, Inc.	68,597	3,948,443
KKR & Co., Inc.	88,307	10,800,829
Lazard, Inc.	16,246	820,423
LPL Financial Holdings, Inc.	31,087	11,068,216
MarketAxess Holdings, Inc.	9,469	1,551,874
Moelis & Co., Class A	11,592	743,859
Moody's Corp.	20,345	9,984,919
Morgan Stanley	239,399	40,616,434
MSCI, Inc.	4,686	2,641,592
Nasdaq, Inc.	15,005	1,364,255
Northern Trust Corp.	94,954	12,471,258
Oppenheimer Holdings, Inc., Class A	4,110	279,603
Piper Sandler Cos.	5,935	1,993,567
Raymond James Financial, Inc.	70,247	10,996,465
Robinhood Markets, Inc., Class A(1)	111,756	14,359,528
S&P Global, Inc.	16,571	8,266,112
SEI Investments Co.	45,868	3,708,887
State Street Corp.	79,051	9,408,650
Stifel Financial Corp.	36,190	4,415,180

StoneX Group, Inc.(1)	28,367	2,570,334
T. Rowe Price Group, Inc.	75,397	7,719,145
Tradeweb Markets, Inc., Class A	10,402	1,132,362
Victory Capital Holdings, Inc., Class A	9,723	611,480
Virtu Financial, Inc., Class A	14,870	531,751
Virtus Investment Partners, Inc.	4,069	649,372
WisdomTree, Inc.(2)	93,145	1,028,321
		362,799,624
Chemicals — 1.2%
AdvanSix, Inc.	14,686	226,018
Air Products & Chemicals, Inc.	48,586	12,683,375
Albemarle Corp.	23,697	3,080,373
American Vanguard Corp.(1)	8,502	39,619
Ashland, Inc.	16,432	869,253
Aspen Aerogels, Inc.(1)	9,004	28,993
Avient Corp.	19,373	592,620
Axalta Coating Systems Ltd.(1)	58,397	1,759,502
Balchem Corp.	3,463	540,955
Cabot Corp.	40,367	2,525,763
CF Industries Holdings, Inc.	93,070	7,324,609
Chemours Co.	28,753	367,751
Core Molding Technologies, Inc.(1)	4,990	94,311
Corteva, Inc.	123,358	8,322,964
Dow, Inc.	228,470	5,449,009
DuPont de Nemours, Inc.	57,435	2,284,190
Eastman Chemical Co.	40,478	2,512,874
Ecolab, Inc.	21,112	5,809,178
Ecovyst, Inc.(1)	36,295	333,914
FMC Corp.	41,130	587,748
Hawkins, Inc.	12,643	1,643,843
HB Fuller Co.	9,086	529,532
Huntsman Corp.	52,132	543,215
Ingevity Corp.(1)	26,768	1,398,093
Innospec, Inc.	7,487	559,728
International Flavors & Fragrances, Inc.	41,631	2,892,522
Intrepid Potash, Inc.(1)	1,937	49,006
Koppers Holdings, Inc.	8,464	251,127
Kronos Worldwide, Inc.	5,663	28,711
Linde PLC	44,454	18,240,365
LSB Industries, Inc.(1)	27,989	249,942
LyondellBasell Industries NV, Class A	111,791	5,476,641
Mativ Holdings, Inc.	39,093	488,272
Minerals Technologies, Inc.	15,214	892,301
Mosaic Co.	146,621	3,590,748
NewMarket Corp.	5,627	4,296,383
Olin Corp.	62,116	1,310,648
Orion SA	34,170	173,584
PPG Industries, Inc.	35,068	3,508,203
Quaker Chemical Corp.	5,493	757,210
Rayonier Advanced Materials, Inc.(1)	35,567	232,253
RPM International, Inc.	47,623	5,107,567
Sensient Technologies Corp.	10,185	992,936
Sherwin-Williams Co.	32,283	11,095,344
Solstice Advanced Materials, Inc.(1)	8,025	382,632
Stepan Co.	7,061	320,075

Tronox Holdings PLC, Class A	44,630	184,768
Westlake Corp.	12,935	864,187
		121,492,855
Commercial Services and Supplies — 0.5%
ACCO Brands Corp.	41,539	142,894
Brady Corp., Class A	15,057	1,178,060
Brink's Co.	8,684	975,474
Casella Waste Systems, Inc., Class A(1)	7,406	713,864
Cintas Corp.	49,374	9,184,551
Civeo Corp.(2)	4,499	100,283
Clean Harbors, Inc.(1)	11,676	2,656,991
Copart, Inc.(1)	156,097	6,084,661
Ennis, Inc.	9,332	162,750
Healthcare Services Group, Inc.(1)	49,212	924,201
HNI Corp.	22,861	949,189
Interface, Inc.	40,782	1,138,226
MSA Safety, Inc.	7,208	1,162,650
OPENLANE, Inc.(1)	9,343	237,686
Quad/Graphics, Inc.	6,239	35,812
Republic Services, Inc.	13,662	2,965,474
Rollins, Inc.	41,295	2,538,817
Steelcase, Inc., Class A	56,386	918,528
UniFirst Corp.	3,568	615,658
Veralto Corp.	32,069	3,246,024
Virco Mfg. Corp.	8,059	56,735
Waste Connections, Inc.	14,304	2,525,371
Waste Management, Inc.	51,100	11,133,157
		49,647,056
Communications Equipment — 0.7%
ADTRAN Holdings, Inc.(1)	7,433	58,944
Applied Optoelectronics, Inc.(1)(2)	923	24,718
Arista Networks, Inc.(1)	193,585	25,297,688
Aviat Networks, Inc.(1)	6,959	153,864
BK Technologies Corp.(1)	2,926	187,235
Calix, Inc.(1)	7,712	426,242
Ciena Corp.(1)	31,730	6,479,583
Cisco Systems, Inc.	241,094	18,549,772
Clearfield, Inc.(1)	690	20,258
Digi International, Inc.(1)	6,190	258,928
Extreme Networks, Inc.(1)	6,550	114,625
F5, Inc.(1)	6,659	1,592,566
Harmonic, Inc.(1)	67,978	649,870
Motorola Solutions, Inc.	31,536	11,658,228
NETGEAR, Inc.(1)	22,032	582,746
NetScout Systems, Inc.(1)	7,308	196,439
Ribbon Communications, Inc.(1)	3,356	9,598
Ubiquiti, Inc.	1,778	1,036,734
Viasat, Inc.(1)	115,626	3,969,441
Viavi Solutions, Inc.(1)	2,088	37,459
		71,304,938
Construction and Engineering — 0.9%
Ameresco, Inc., Class A(1)	21,785	756,157
Argan, Inc.	10,613	4,194,258
Centuri Holdings, Inc.(1)	22,505	506,137
Comfort Systems USA, Inc.	19,412	18,964,359

Concrete Pumping Holdings, Inc.	1,011	6,359
Dycom Industries, Inc.(1)	16,816	6,079,489
EMCOR Group, Inc.	25,221	15,512,680
Everus Construction Group, Inc.(1)	15,650	1,439,174
Fluor Corp.(1)	43,122	1,851,227
Granite Construction, Inc.	30,792	3,311,064
Great Lakes Dredge & Dock Corp.(1)	41,433	529,099
IES Holdings, Inc.(1)	6,576	2,752,516
Limbach Holdings, Inc.(1)	3,884	274,793
MasTec, Inc.(1)	12,601	2,695,102
Matrix Service Co.(1)	10,188	119,098
MYR Group, Inc.(1)	7,289	1,635,068
NWPX Infrastructure, Inc.(1)	1,935	113,430
Orion Group Holdings, Inc.(1)	11,029	110,290
Primoris Services Corp.	38,817	4,912,680
Quanta Services, Inc.	18,985	8,825,747
Sterling Infrastructure, Inc.(1)	22,391	7,709,445
Tutor Perini Corp.(1)	24,858	1,704,016
Valmont Industries, Inc.	11,770	4,860,657
WillScot Holdings Corp.	24,298	479,886
		89,342,731
Construction Materials — 0.3%
CRH PLC	107,994	12,954,960
Eagle Materials, Inc.	21,633	4,839,735
James Hardie Industries PLC(1)	5,515	109,087
Martin Marietta Materials, Inc.	12,235	7,625,341
Titan America SA(1)	2,890	46,934
U.S. Lime & Minerals, Inc.	4,346	528,343
Vulcan Materials Co.	21,756	6,466,753
		32,571,153
Consumer Finance — 1.3%
Ally Financial, Inc.	156,977	6,483,150
American Express Co.	122,650	44,800,365
Atlanticus Holdings Corp.(1)	1,682	99,154
Bread Financial Holdings, Inc.	30,983	2,098,479
Capital One Financial Corp.	169,424	37,115,716
Consumer Portfolio Services, Inc.(1)	2,357	19,492
Credit Acceptance Corp.(1)(2)	1,959	904,999
Dave, Inc.(1)	163	35,576
Encore Capital Group, Inc.(1)	7,615	395,142
Enova International, Inc.(1)	6,240	818,002
EZCORP, Inc., Class A(1)	16,222	312,760
FirstCash Holdings, Inc.	7,873	1,247,162
Green Dot Corp., Class A(1)	37,505	471,438
LendingClub Corp.(1)	40,378	730,842
Medallion Financial Corp.	3,474	34,531
Navient Corp.	33,266	412,498
Nelnet, Inc., Class A	5,762	744,681
NerdWallet, Inc., Class A(1)	5,458	81,925
OneMain Holdings, Inc.	78,155	4,847,955
Oportun Financial Corp.(1)	4,622	23,896
OppFi, Inc.	730	7,227
PRA Group, Inc.(1)	10,903	176,629
PROG Holdings, Inc.	26,561	764,425
Regional Management Corp.	3,158	120,130

SLM Corp.	156,612	4,588,732
SoFi Technologies, Inc.(1)	188,921	5,614,732
Synchrony Financial	216,849	16,775,439
World Acceptance Corp.(1)	1,957	302,670
		130,027,747
Consumer Staples Distribution & Retail — 2.3%
Albertsons Cos., Inc., Class A	24,618	451,248
Andersons, Inc.	18,670	961,505
BJ's Wholesale Club Holdings, Inc.(1)	82,103	7,326,051
Casey's General Stores, Inc.	16,276	9,284,807
Chefs' Warehouse, Inc.(1)	5,797	355,472
Costco Wholesale Corp.	77,909	71,176,883
Dollar General Corp.	102,218	11,191,849
Dollar Tree, Inc.(1)	97,724	10,828,796
Grocery Outlet Holding Corp.(1)	18,764	208,843
Ingles Markets, Inc., Class A	7,304	561,824
Kroger Co.	306,549	20,624,617
Maplebear, Inc.(1)	30,956	1,300,462
Natural Grocers by Vitamin Cottage, Inc.	9,041	250,888
Performance Food Group Co.(1)	35,126	3,409,681
PriceSmart, Inc.	12,273	1,510,806
Sprouts Farmers Market, Inc.(1)	64,426	5,399,543
Sysco Corp.	73,386	5,592,013
Target Corp.	159,490	14,452,984
United Natural Foods, Inc.(1)	49,697	1,854,195
Village Super Market, Inc., Class A	5,172	178,744
Walmart, Inc.	632,555	69,903,653
Weis Markets, Inc.	7,682	499,099
		237,323,963
Containers and Packaging — 0.3%
AptarGroup, Inc.	24,001	2,994,125
Avery Dennison Corp.	12,000	2,068,440
Ball Corp.	41,876	2,074,118
Crown Holdings, Inc.	12,304	1,191,396
Graphic Packaging Holding Co.	177,247	2,867,857
Greif, Inc., Class A	2,836	186,127
International Paper Co.	151,314	5,973,877
Myers Industries, Inc.	5,354	96,693
O-I Glass, Inc.(1)	26,311	354,672
Packaging Corp. of America	43,388	8,854,189
Sealed Air Corp.	21,332	916,209
Smurfit WestRock PLC	111,108	3,965,445
TriMas Corp.	9,613	327,515
		31,870,663
Distributors — 0.1%
A-Mark Precious Metals, Inc.	7,652	219,689
Genuine Parts Co.	27,581	3,596,562
GigaCloud Technology, Inc., Class A(1)	3,922	145,506
LKQ Corp.	10,359	307,559
Pool Corp.	15,366	3,743,158
		8,012,474
Diversified Consumer Services — 0.2%
ADT, Inc.	38,495	317,584
Adtalem Global Education, Inc.(1)	15,583	1,442,362
American Public Education, Inc.(1)	6,901	240,258

Coursera, Inc.(1)	14,526	115,482
Frontdoor, Inc.(1)	15,927	858,943
Graham Holdings Co., Class B	971	1,074,411
Grand Canyon Education, Inc.(1)	18,994	2,996,114
H&R Block, Inc.	1,689	71,141
Laureate Education, Inc., Class A(1)	96,082	2,968,934
Lincoln Educational Services Corp.(1)	18,139	373,301
Matthews International Corp., Class A	8	196
OneSpaWorld Holdings Ltd.	27,269	556,833
Perdoceo Education Corp.	32,153	898,998
Service Corp. International	19,849	1,576,606
Strategic Education, Inc.	2,835	221,187
Stride, Inc.(1)	26,416	1,678,208
Universal Technical Institute, Inc.(1)	41,285	950,381
		16,340,939
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	1,933,824	50,318,100
ATN International, Inc.	4,630	97,647
Cogent Communications Holdings, Inc.	10,297	196,467
Frontier Communications Parent, Inc.(1)	122,886	4,659,837
GCI Liberty, Inc., Class A(1)	1,789	59,645
GCI Liberty, Inc., Class C(1)	13,050	434,826
Globalstar, Inc.(1)	37,138	2,256,134
IDT Corp., Class B	11,777	586,141
Iridium Communications, Inc.	67,966	1,114,642
Liberty Global Ltd., Class A(1)	29,358	334,975
Liberty Global Ltd., Class C(1)	26,849	308,227
Liberty Latin America Ltd., Class A(1)	1,802	15,641
Liberty Latin America Ltd., Class C(1)	11,262	98,543
Lumen Technologies, Inc.(1)	121,420	984,716
Shenandoah Telecommunications Co.	17,362	189,767
Verizon Communications, Inc.	1,067,628	43,890,187
		105,545,495
Electric Utilities — 1.5%
ALLETE, Inc.	13,359	903,336
Alliant Energy Corp.	45,154	3,136,848
American Electric Power Co., Inc.	124,116	15,361,837
Constellation Energy Corp.	44,225	16,113,821
Duke Energy Corp.	84,762	10,505,402
Edison International	101,719	5,990,232
Entergy Corp.	132,731	12,943,927
Evergy, Inc.	66,242	5,143,691
Eversource Energy	58,024	3,898,052
Exelon Corp.	277,658	13,083,245
FirstEnergy Corp.	131,896	6,294,077
Hawaiian Electric Industries, Inc.(1)	23,423	275,455
IDACORP, Inc.	15,411	2,030,862
MGE Energy, Inc.	188	15,570
NextEra Energy, Inc.	90,361	7,797,251
NRG Energy, Inc.	43,629	7,394,679
OGE Energy Corp.	67,755	3,101,824
Otter Tail Corp.	14,629	1,202,504
PG&E Corp.	520,179	8,385,286
Pinnacle West Capital Corp.	47,785	4,341,745
Portland General Electric Co.	42,151	2,142,114

PPL Corp.	163,031	6,015,844
Southern Co.	121,402	11,062,150
Xcel Energy, Inc.	142,058	11,664,382
		158,804,134
Electrical Equipment — 1.0%
Acuity, Inc.	11,537	4,227,388
Allient, Inc.	2,938	158,241
AMETEK, Inc.	23,430	4,636,563
Atkore, Inc.	24,988	1,672,947
Bloom Energy Corp., Class A(1)	12,172	1,329,669
Eaton Corp. PLC	33,684	11,650,959
Emerson Electric Co.	41,634	5,553,143
EnerSys	10,563	1,511,671
Fluence Energy, Inc.(1)(2)	26,036	511,347
GE Vernova, Inc.	46,040	27,613,411
Generac Holdings, Inc.(1)	14,796	2,243,517
Hubbell, Inc.	5,443	2,348,273
Nextpower, Inc., Class A(1)	105,682	9,682,585
nVent Electric PLC	18,714	2,007,451
Plug Power, Inc.(1)	46,157	92,776
Powell Industries, Inc.	6,800	2,197,896
Preformed Line Products Co.	1,241	254,715
Rockwell Automation, Inc.	9,518	3,767,795
Shoals Technologies Group, Inc., Class A(1)	83,414	699,843
Sunrun, Inc.(1)	59,067	1,196,107
T1 Energy, Inc.(1)	1,396	5,751
Thermon Group Holdings, Inc.(1)	2,845	99,859
Vertiv Holdings Co., Class A	92,571	16,637,786
		100,099,693
Electronic Equipment, Instruments and Components — 1.2%
Advanced Energy Industries, Inc.	5,256	1,110,015
Amphenol Corp., Class A	99,285	13,989,257
Arrow Electronics, Inc.(1)	32,578	3,518,750
Avnet, Inc.	45,970	2,184,035
Badger Meter, Inc.	6,770	1,208,716
Belden, Inc.	7,371	835,871
Benchmark Electronics, Inc.	22,397	1,006,297
CDW Corp.	16,763	2,417,560
Climb Global Solutions, Inc.	616	62,253
Cognex Corp.	25,347	965,721
Coherent Corp.(1)	2,134	350,531
Corning, Inc.	159,452	13,425,858
Crane NXT Co.	184	10,359
CTS Corp.	10,217	432,486
Daktronics, Inc.(1)	31,437	595,102
ePlus, Inc.	17,909	1,604,646
Fabrinet(1)	8,548	3,927,037
Flex Ltd.(1)	234,085	13,836,764
Ingram Micro Holding Corp.	9,666	206,949
IPG Photonics Corp.(1)	6,699	533,508
Itron, Inc.(1)	3,647	361,199
Jabil, Inc.	65,244	13,747,563
Keysight Technologies, Inc.(1)	26,693	5,283,879
Kimball Electronics, Inc.(1)	21,921	633,517
Knowles Corp.(1)	36,576	822,228

Littelfuse, Inc.	9,648	2,470,081
Methode Electronics, Inc.	9,256	70,160
M-Tron Industries, Inc.(1)	608	31,415
Napco Security Technologies, Inc.	23,069	931,988
PC Connection, Inc.	5,965	346,209
Plexus Corp.(1)	17,639	2,521,495
Richardson Electronics Ltd.	2,837	29,675
Rogers Corp.(1)	3,269	273,975
Sanmina Corp.(1)	21,381	3,338,964
ScanSource, Inc.(1)	14,182	583,164
TD SYNNEX Corp.	18,178	2,771,781
TE Connectivity PLC	77,711	17,574,343
Teledyne Technologies, Inc.(1)	2,111	1,054,487
TTM Technologies, Inc.(1)	39,038	2,739,687
Vishay Intertechnology, Inc.	54,491	744,892
Vishay Precision Group, Inc.(1)	3,869	132,088
Vontier Corp.	20,596	747,223
		119,431,728
Energy Equipment and Services — 0.8%
Archrock, Inc.	129,741	3,183,844
Atlas Energy Solutions, Inc.(2)	20,578	177,382
Baker Hughes Co.	344,475	17,292,645
Bristow Group, Inc.(1)	12,301	461,411
Cactus, Inc., Class A	26,286	1,128,195
Core Laboratories, Inc.	19,679	297,153
DMC Global, Inc.(1)	3,568	22,157
Expro Group Holdings NV(1)	48,276	673,450
Forum Energy Technologies, Inc.(1)	2,245	70,493
Geospace Technologies Corp.(1)	1,159	15,264
Halliburton Co.	388,029	10,174,120
Helix Energy Solutions Group, Inc.(1)	56,279	374,818
Helmerich & Payne, Inc.	64,582	1,801,838
Innovex International, Inc.(1)	13,261	292,007
Kodiak Gas Services, Inc.	34,029	1,197,821
Liberty Energy, Inc., Class A	123,304	2,192,345
Nabors Industries Ltd.(1)(2)	7,549	376,469
National Energy Services Reunited Corp.(1)	10,678	148,851
Natural Gas Services Group, Inc.	2,142	66,338
Noble Corp. PLC	37,687	1,153,976
NOV, Inc.	128,256	1,970,012
Oceaneering International, Inc.(1)	74,281	1,812,456
Oil States International, Inc.(1)	14,957	94,229
Patterson-UTI Energy, Inc.	289,373	1,681,257
ProFrac Holding Corp., Class A(1)	3,704	13,112
ProPetro Holding Corp.(1)	65,743	629,161
Ranger Energy Services, Inc.	7,385	99,771
RPC, Inc.	66,976	356,312
SEACOR Marine Holdings, Inc.(1)	840	5,981
Seadrill Ltd.(1)	8,401	256,399
Select Water Solutions, Inc., Class A	71,139	718,504
SLB Ltd.	333,658	12,091,766
TechnipFMC PLC	262,949	11,901,072
TETRA Technologies, Inc.(1)	93,124	723,574
Tidewater, Inc.(1)	34,708	1,874,926
Transocean Ltd.(1)	222,526	981,340

Valaris Ltd.(1)	26,117	1,473,260
Weatherford International PLC	55,679	4,164,789
		81,948,498
Entertainment — 1.1%
AMC Entertainment Holdings, Inc., Class A(1)	1	3
Cinemark Holdings, Inc.	19,977	546,970
Cineverse Corp.(1)	2,157	5,436
Electronic Arts, Inc.	25,743	5,200,858
IMAX Corp.(1)	26,996	1,001,552
Liberty Media Corp.-Liberty Formula One, Class A(1)	1,552	136,390
Liberty Media Corp.-Liberty Formula One, Class C(1)	31,089	2,983,922
Liberty Media Corp.-Liberty Live, Class A(1)	4,198	322,910
Liberty Media Corp.-Liberty Live, Class C(1)	10,521	833,369
Live Nation Entertainment, Inc.(1)	21,798	2,865,347
Marcus Corp.	14,717	231,057
Netflix, Inc.(1)	574,266	61,779,536
ROBLOX Corp., Class A(1)	10,508	998,575
Roku, Inc.(1)	19,759	1,912,474
Sphere Entertainment Co.(1)(2)	8,180	691,946
Starz Entertainment Corp.(1)	7,563	82,966
Take-Two Interactive Software, Inc.(1)	16,262	4,001,590
Walt Disney Co.	191,605	20,016,974
Warner Bros Discovery, Inc.(1)	489,962	11,759,088
		115,370,963
Financial Services — 2.8%
Acacia Research Corp.(1)	1,942	7,263
Affirm Holdings, Inc.(1)	33,982	2,411,023
Alerus Financial Corp.	5,490	118,255
Apollo Global Management, Inc.	79,533	10,486,426
Berkshire Hathaway, Inc., Class B(1)	142,122	73,023,705
Block, Inc.(1)	59,510	3,975,268
Cannae Holdings, Inc.	17,575	282,958
Cass Information Systems, Inc.	5,178	217,476
Corebridge Financial, Inc.	126,809	3,806,806
Corpay, Inc.(1)	6,970	2,061,726
Enact Holdings, Inc.	12,258	474,507
Equitable Holdings, Inc.	164,563	7,683,447
Essent Group Ltd.	42,115	2,643,137
Euronet Worldwide, Inc.(1)	16,389	1,214,261
Federal Agricultural Mortgage Corp., Class C	6,680	1,147,357
Fiserv, Inc.(1)	31,710	1,949,214
Flywire Corp.(1)	2,603	36,416
Global Payments, Inc.	5,153	390,391
International Money Express, Inc.(1)	16,072	244,937
Jack Henry & Associates, Inc.	16,071	2,804,068
Jackson Financial, Inc., Class A	52,801	5,175,026
Marqeta, Inc., Class A(1)	86,805	415,796
Mastercard, Inc., Class A	113,963	62,740,050
Merchants Bancorp	11,360	371,358
MGIC Investment Corp.	138,248	3,919,331
NCR Atleos Corp.(1)	11,303	419,002
NewtekOne, Inc.	11,259	120,246
NMI Holdings, Inc., Class A(1)	52,277	1,994,368
Onity Group, Inc.(1)	2,159	96,184
Payoneer Global, Inc.(1)	228,671	1,321,718

PayPal Holdings, Inc.	173,641	10,885,554
PennyMac Financial Services, Inc.	9,874	1,328,744
Radian Group, Inc.	71,842	2,553,983
Shift4 Payments, Inc., Class A(1)(2)	1,499	110,596
Toast, Inc., Class A(1)	5,988	204,730
Velocity Financial, Inc.(1)	504	9,742
Visa, Inc., Class A	233,012	77,928,533
Voya Financial, Inc.	29,792	2,094,378
Walker & Dunlop, Inc.	284	18,358
Waterstone Financial, Inc.	4,082	63,924
Western Union Co.(2)	62,341	547,977
WEX, Inc.(1)	1,004	148,954
		287,447,193
Food Products — 0.6%
Alico, Inc.	400	13,918
Archer-Daniels-Midland Co.	156,515	9,506,721
B&G Foods, Inc.	46,587	214,766
Bunge Global SA	69,375	6,664,856
Calavo Growers, Inc.	9,491	194,471
Cal-Maine Foods, Inc.	30,941	2,578,004
Darling Ingredients, Inc.(1)	47,112	1,724,770
Dole PLC	25,411	367,951
Flowers Foods, Inc.	104,746	1,123,925
Fresh Del Monte Produce, Inc.	11,121	401,913
Freshpet, Inc.(1)	2,999	171,423
Hershey Co.	60,283	11,338,027
Hormel Foods Corp.	38,468	892,842
Ingredion, Inc.	40,424	4,347,197
J&J Snack Foods Corp.	2,957	273,079
John B Sanfilippo & Son, Inc.	4,480	325,382
Kraft Heinz Co.	136,887	3,491,987
Lamb Weston Holdings, Inc.	45,043	2,660,240
Limoneira Co.	1,913	26,572
Mama's Creations, Inc.(1)	11,633	131,686
Marzetti Co.	6,420	1,071,755
Mission Produce, Inc.(1)	15,117	181,706
Mondelez International, Inc., Class A	107,281	6,176,167
Pilgrim's Pride Corp.	24,760	941,870
Seaboard Corp.	91	425,841
Seneca Foods Corp., Class A(1)	3,327	402,401
Simply Good Foods Co.(1)	17,280	340,070
Tootsie Roll Industries, Inc.(2)	2,878	110,400
Tyson Foods, Inc., Class A	55,028	3,194,376
Vital Farms, Inc.(1)	14,892	486,968
		59,781,284
Gas Utilities — 0.2%
Atmos Energy Corp.	29,119	5,135,718
MDU Resources Group, Inc.	112,579	2,400,184
National Fuel Gas Co.	40,262	3,319,602
New Jersey Resources Corp.	27,802	1,336,720
Northwest Natural Holding Co.	18,509	915,640
ONE Gas, Inc.	16,629	1,392,513
Southwest Gas Holdings, Inc.	26,397	2,192,271
Spire, Inc.	21,329	1,891,029

Star Group LP	932	11,184
UGI Corp.	53,611	2,120,315
		20,715,176
Ground Transportation — 1.4%
ArcBest Corp.	14,907	956,582
Covenant Logistics Group, Inc.	8,883	177,127
CSX Corp.	718,151	25,393,819
Heartland Express, Inc.	17,092	134,343
JB Hunt Transport Services, Inc.	42,923	7,466,885
Knight-Swift Transportation Holdings, Inc.	42,004	1,923,783
Landstar System, Inc.	20,464	2,677,510
Lyft, Inc., Class A(1)	161,028	3,386,419
Marten Transport Ltd.	27,096	277,734
Norfolk Southern Corp.	82,679	24,149,709
Old Dominion Freight Line, Inc.	72,146	9,760,632
PAMT Corp.(1)	6	54
Ryder System, Inc.	28,491	4,934,926
Saia, Inc.(1)	12,326	3,470,509
Schneider National, Inc., Class B	18,208	411,683
Uber Technologies, Inc.(1)	201,266	17,618,826
U-Haul Holding Co.(1)(2)	2,660	140,049
U-Haul Holding Co.	38,039	1,830,056
Union Pacific Corp.	169,257	39,238,850
Universal Logistics Holdings, Inc.	3,850	57,827
Werner Enterprises, Inc.	41,242	1,054,146
XPO, Inc.(1)	18,243	2,591,601
		147,653,070
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories	175,542	22,627,364
Acme United Corp.	464	17,168
Align Technology, Inc.(1)	12,876	1,895,218
AngioDynamics, Inc.(1)	3,255	40,362
Avanos Medical, Inc.(1)	9,112	106,975
Baxter International, Inc.	30,751	576,274
Becton Dickinson & Co.	14,697	2,851,512
Beta Bionics, Inc.(1)	735	23,035
Bioventus, Inc., Class A(1)	20,570	156,126
Boston Scientific Corp.(1)	115,703	11,753,111
Butterfly Network, Inc.(1)(2)	16,539	51,271
Cooper Cos., Inc.(1)	27,872	2,172,065
Dentsply Sirona, Inc.	36,320	411,869
Dexcom, Inc.(1)	136,700	8,676,349
Edwards Lifesciences Corp.(1)	94,320	8,174,714
Electromed, Inc.(1)	1,899	50,836
Enovis Corp.(1)	10,495	317,684
Envista Holdings Corp.(1)	17,111	357,620
GE HealthCare Technologies, Inc.	289	23,117
Globus Medical, Inc., Class A(1)	37,625	3,425,380
Haemonetics Corp.(1)	10,388	845,064
Hologic, Inc.(1)	27,876	2,089,864
ICU Medical, Inc.(1)	1,141	169,370
IDEXX Laboratories, Inc.(1)	30,535	22,989,191
Inogen, Inc.(1)	2,676	18,946
Insulet Corp.(1)	5,427	1,775,660
Integer Holdings Corp.(1)	4,872	351,661

Integra LifeSciences Holdings Corp.(1)	21,705	284,770
Intuitive Surgical, Inc.(1)	31,268	17,931,573
iRadimed Corp.	1,823	169,940
Kewaunee Scientific Corp.(1)	1,303	50,100
Lantheus Holdings, Inc.(1)	27,589	1,624,164
LivaNova PLC(1)	41,425	2,643,329
Masimo Corp.(1)	29,544	4,207,952
Medtronic PLC	112,029	11,800,014
Merit Medical Systems, Inc.(1)	5,922	512,786
Neogen Corp.(1)	16,489	98,604
Novocure Ltd.(1)	45,292	580,190
Omnicell, Inc.(1)	7,057	257,651
OraSure Technologies, Inc.(1)	44,087	104,927
Orthofix Medical, Inc.(1)	5,334	85,824
Penumbra, Inc.(1)	2,640	773,969
QuidelOrtho Corp.(1)	44,839	1,226,347
ResMed, Inc.	19,464	4,979,475
Sight Sciences, Inc.(1)	3,566	29,812
Solventum Corp.(1)	2,033	173,334
STERIS PLC	12,775	3,401,727
Stryker Corp.	25,139	9,331,094
Tactile Systems Technology, Inc.(1)	6,240	160,430
Teleflex, Inc.	6,865	785,493
TransMedics Group, Inc.(1)	1,322	193,422
Utah Medical Products, Inc.	646	36,402
Varex Imaging Corp.(1)	6,986	80,828
Zimmer Biomet Holdings, Inc.	31,723	3,093,627
		156,565,590
Health Care Providers and Services — 1.0%
Acadia Healthcare Co., Inc.(1)	15,751	270,917
AMN Healthcare Services, Inc.(1)	8,655	144,106
Brookdale Senior Living, Inc.(1)	209,098	2,327,261
Cardinal Health, Inc.	15,026	3,189,419
Castle Biosciences, Inc.(1)	4,009	160,160
Cencora, Inc.	32,272	11,906,109
Centene Corp.(1)	186,853	7,350,797
Chemed Corp.	2,324	1,020,678
Cigna Group	15,373	4,262,625
Concentra Group Holdings Parent, Inc.	9,248	190,139
CorVel Corp.(1)	12,794	936,265
Cross Country Healthcare, Inc.(1)	17,837	183,008
CVS Health Corp.	63,990	5,142,236
Elevance Health, Inc.	37,809	12,789,272
Encompass Health Corp.	24,089	2,799,624
Ensign Group, Inc.	19,803	3,674,249
Fulgent Genetics, Inc.(1)	7,695	227,618
HCA Healthcare, Inc.	14,184	7,209,585
Hims & Hers Health, Inc.(1)(2)	24,181	961,437
Humana, Inc.	11,299	2,776,955
InfuSystem Holdings, Inc.(1)	10,595	98,322
Joint Corp.(1)	4,147	34,918
Labcorp Holdings, Inc.	8,345	2,242,969
McKesson Corp.	10,521	9,270,263
Molina Healthcare, Inc.(1)	12,662	1,877,268
National HealthCare Corp.	4,553	620,528

National Research Corp.	4,055	68,894
NeoGenomics, Inc.(1)	3,270	39,567
Nutex Health, Inc.(1)(2)	3,154	363,057
Owens & Minor, Inc.(1)	17,168	46,697
Progyny, Inc.(1)	22,354	589,475
Sonida Senior Living, Inc.(1)	858	27,799
Strata Critical Medical, Inc.(1)	4,847	21,036
UnitedHealth Group, Inc.	50,417	16,626,014
Universal Health Services, Inc., Class B	29,004	7,066,244
		106,515,511
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	15,516	798,143
Health Catalyst, Inc.(1)	9,505	28,420
HealthStream, Inc.	3,987	100,273
Teladoc Health, Inc.(1)	38,132	289,422
Veeva Systems, Inc., Class A(1)	17,650	4,241,118
		5,457,376
Hotels, Restaurants and Leisure — 1.7%
Accel Entertainment, Inc.(1)	35,281	361,277
Airbnb, Inc., Class A(1)	57,212	6,693,232
BJ's Restaurants, Inc.(1)	13,738	526,852
Bloomin' Brands, Inc.	32,318	229,458
Booking Holdings, Inc.	2,883	14,169,051
Boyd Gaming Corp.	40,639	3,385,229
Brightstar Lottery PLC	11,724	183,363
Brinker International, Inc.(1)	17,082	2,627,041
Carnival Corp.(1)	543,133	14,001,969
Cava Group, Inc.(1)	331	16,183
Cheesecake Factory, Inc.	39,655	1,889,957
Chipotle Mexican Grill, Inc.(1)	392,322	13,542,955
Churchill Downs, Inc.	15,484	1,689,150
Cracker Barrel Old Country Store, Inc.	17,864	516,091
Darden Restaurants, Inc.	45,963	8,254,036
Dave & Buster's Entertainment, Inc.(1)	7,691	134,516
DoorDash, Inc., Class A(1)	35,973	7,135,964
Dutch Bros, Inc., Class A(1)	9,693	568,107
Expedia Group, Inc.	17,113	4,375,623
Full House Resorts, Inc.(1)	13,068	35,153
Golden Entertainment, Inc.	10,516	315,690
Hilton Worldwide Holdings, Inc.	15,849	4,517,441
Hyatt Hotels Corp., Class A	982	161,431
Las Vegas Sands Corp.	156,526	10,668,812
Life Time Group Holdings, Inc.(1)	38,817	1,083,771
Marriott International, Inc., Class A	21,399	6,522,201
McDonald's Corp.	48,271	15,051,863
MGM Resorts International(1)	25,045	883,838
Monarch Casino & Resort, Inc.	8,564	827,111
Norwegian Cruise Line Holdings Ltd.(1)	305,903	5,646,969
ONE Group Hospitality, Inc.(1)	5,041	10,132
Pursuit Attractions & Hospitality, Inc.(1)	1,418	48,680
RCI Hospitality Holdings, Inc.(2)	3,219	78,415
Red Rock Resorts, Inc., Class A	20,213	1,183,875
Royal Caribbean Cruises Ltd.	107,945	28,740,356
Rush Street Interactive, Inc.(1)	8,514	156,998
Shake Shack, Inc., Class A(1)	9,391	821,525

Starbucks Corp.	85,547	7,451,999
Super Group SGHC Ltd.	115,313	1,248,840
Target Hospitality Corp.(1)	18,950	147,810
Texas Roadhouse, Inc.	41,320	7,241,330
Vail Resorts, Inc.	2,663	373,379
Wendy's Co.	29,021	245,228
Wyndham Hotels & Resorts, Inc.	8,772	642,110
Yum! Brands, Inc.	17,420	2,668,918
		177,073,929
Household Durables — 0.9%
Bassett Furniture Industries, Inc.	1,060	16,462
Beazer Homes USA, Inc.(1)	12,246	280,066
Cavco Industries, Inc.(1)	3,398	2,024,019
Century Communities, Inc.	7,669	500,709
Champion Homes, Inc.(1)	3,153	270,654
Cricut, Inc., Class A	18,733	88,794
DR Horton, Inc.	76,905	12,228,664
Dream Finders Homes, Inc., Class A(1)(2)	473	9,351
Ethan Allen Interiors, Inc.	12,785	302,237
Flexsteel Industries, Inc.	1,397	55,223
Garmin Ltd.	33,956	6,632,286
Green Brick Partners, Inc.(1)	11,208	760,799
Hamilton Beach Brands Holding Co., Class A	201	3,206
Helen of Troy Ltd.(1)	6,621	125,468
Hooker Furnishings Corp.(2)	3,984	42,748
Hovnanian Enterprises, Inc., Class A(1)	3,173	417,503
Installed Building Products, Inc.	12,461	3,339,797
KB Home	35,189	2,263,708
La-Z-Boy, Inc.	19,545	760,691
Legacy Housing Corp.(1)	2,643	52,675
Leggett & Platt, Inc.	93,461	958,910
Lennar Corp., B Shares	3,401	420,330
Lennar Corp., Class A	106,786	14,021,002
LGI Homes, Inc.(1)	4,763	247,771
Lifetime Brands, Inc.	645	2,458
Lovesac Co.(1)(2)	8,271	118,689
M/I Homes, Inc.(1)	16,095	2,214,511
Meritage Homes Corp.	29,405	2,148,917
Mohawk Industries, Inc.(1)	25,052	2,903,527
NVR, Inc.(1)	1,440	10,810,498
PulteGroup, Inc.	86,549	11,008,167
SharkNinja, Inc.(1)	7,148	697,430
Sonos, Inc.(1)	34,610	642,362
Taylor Morrison Home Corp.(1)	28,071	1,759,771
Toll Brothers, Inc.	44,874	6,274,731
TopBuild Corp.(1)	3,723	1,684,658
Tri Pointe Homes, Inc.(1)	44,623	1,522,537
Universal Electronics, Inc.(1)	2,028	6,713
		87,618,042
Household Products — 0.6%
Central Garden & Pet Co.(1)	4,555	155,599
Central Garden & Pet Co., Class A(1)	31,938	988,162
Church & Dwight Co., Inc.	34,578	2,944,662
Clorox Co.	542	58,503
Colgate-Palmolive Co.	157,393	12,652,823

Energizer Holdings, Inc.	14,130	257,590
Kimberly-Clark Corp.	81,714	8,916,632
Oil-Dri Corp. of America	5,937	323,151
Procter & Gamble Co.	206,961	30,663,342
Reynolds Consumer Products, Inc.	3,699	92,401
Spectrum Brands Holdings, Inc.	6,860	407,141
WD-40 Co.	4,481	877,380
		58,337,386
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	359,514	5,054,767
Clearway Energy, Inc., Class A	6,660	227,772
Clearway Energy, Inc., Class C	16,793	614,960
Hallador Energy Co.(1)	20,319	414,304
Montauk Renewables, Inc.(1)(2)	19,215	31,320
Ormat Technologies, Inc.	14,805	1,671,633
Talen Energy Corp.(1)	30,646	12,082,798
Vistra Corp.	92,710	16,582,111
XPLR Infrastructure LP(1)	20,822	198,434
		36,878,099
Industrial Conglomerates — 0.3%
3M Co.	82,302	14,160,059
Honeywell International, Inc.	61,625	11,843,709
		26,003,768
Insurance — 3.6%
Aflac, Inc.	139,347	15,371,368
Allstate Corp.	98,658	21,012,181
American Coastal Insurance Corp., Class C	7,639	91,286
American Financial Group, Inc.	37,594	5,177,446
American Integrity Insurance Group, Inc.(1)	361	7,632
American International Group, Inc.	230,640	17,565,542
AMERISAFE, Inc.	7,140	291,312
Aon PLC, Class A	22,686	8,029,029
Arch Capital Group Ltd.(1)	135,486	12,724,845
Arthur J Gallagher & Co.	24,682	6,111,757
Assurant, Inc.	26,322	6,005,628
Assured Guaranty Ltd.	15,413	1,395,493
Axis Capital Holdings Ltd.	56,417	5,768,074
Brighthouse Financial, Inc.(1)	49,072	3,216,670
Chubb Ltd.	64,235	19,025,122
Cincinnati Financial Corp.	35,771	5,994,862
CNA Financial Corp.	5,092	238,051
CNO Financial Group, Inc.	76,825	3,144,447
Crawford & Co., Class A	3,842	42,954
Crawford & Co., Class B	44	455
Donegal Group, Inc., Class A	1,759	35,409
eHealth, Inc.(1)	1,340	5,467
Employers Holdings, Inc.	10,089	402,047
Erie Indemnity Co., Class A	4,577	1,352,458
Everest Group Ltd.	15,306	4,810,523
F&G Annuities & Life, Inc.	6,991	225,879
Fidelis Insurance Holdings Ltd.	28,919	550,618
Fidelity National Financial, Inc.	110,241	6,551,623
First American Financial Corp.	29,077	1,912,104
Genworth Financial, Inc., Class A(1)	144,569	1,254,859
Globe Life, Inc.	48,743	6,567,144

Greenlight Capital Re Ltd., Class A(1)	7,265	95,971
Hamilton Insurance Group Ltd., Class B(1)	27,237	743,025
Hanover Insurance Group, Inc.	13,799	2,560,404
Hartford Insurance Group, Inc.	146,662	20,097,094
HCI Group, Inc.	8,163	1,450,973
Heritage Insurance Holdings, Inc.(1)	19,084	554,390
Hippo Holdings, Inc.(1)	1,136	37,238
Horace Mann Educators Corp.	15,409	705,424
Investors Title Co.	136	37,932
James River Group Holdings, Inc.	6,403	37,714
Kemper Corp.	15,011	611,248
Kingstone Cos., Inc.(2)	2,343	35,660
Kinsale Capital Group, Inc.	7,918	3,047,638
Lincoln National Corp.	70,909	2,917,196
Loews Corp.	60,921	6,571,548
Markel Group, Inc.(1)	5,583	11,615,097
Marsh & McLennan Cos., Inc.	34,948	6,411,211
Mercury General Corp.	18,597	1,731,753
MetLife, Inc.	200,890	15,380,138
Octave Specialty Group, Inc.(1)	22,305	200,522
Old Republic International Corp.	104,603	4,822,198
Oscar Health, Inc., Class A(1)	134,845	2,423,165
Palomar Holdings, Inc.(1)	19,062	2,367,691
Primerica, Inc.	22,322	5,743,897
Principal Financial Group, Inc.	82,483	6,996,208
ProAssurance Corp.(1)	12,114	291,705
Progressive Corp.	162,726	37,230,082
Prudential Financial, Inc.	133,521	14,453,648
Reinsurance Group of America, Inc.	26,004	4,937,379
RenaissanceRe Holdings Ltd.	27,773	7,253,474
RLI Corp.	24,538	1,513,013
Root, Inc., Class A(1)	3,476	281,174
Safety Insurance Group, Inc.	3,896	296,174
Selective Insurance Group, Inc.	14,186	1,114,452
Selectquote, Inc.(1)	69,598	100,917
SiriusPoint Ltd.(1)	96,297	2,002,978
Skyward Specialty Insurance Group, Inc.(1)	17,911	876,923
Slide Insurance Holdings, Inc.(1)	2,252	38,036
Stewart Information Services Corp.	6,234	477,711
Tiptree, Inc.	3,227	60,603
Travelers Cos., Inc.	96,154	28,159,660
Trupanion, Inc.(1)	8,355	294,848
United Fire Group, Inc.	7,278	266,011
Universal Insurance Holdings, Inc.	17,818	590,310
Unum Group	96,361	7,320,545
W.R. Berkley Corp.	97,281	7,557,761
White Mountains Insurance Group Ltd.	694	1,404,829
		368,599,853
Interactive Media and Services — 7.7%
Alphabet, Inc., Class A	916,521	293,451,694
Alphabet, Inc., Class C	735,404	235,417,528
Angi, Inc.(1)	7,937	90,641
Cargurus, Inc.(1)	59,529	2,100,183
Cars.com, Inc.(1)	30,963	359,171
EverQuote, Inc., Class A(1)	20,263	534,741

IAC, Inc.(1)	15,105	529,732
Meta Platforms, Inc., Class A	399,204	258,664,232
Pinterest, Inc., Class A(1)	61,034	1,594,208
Reddit, Inc., Class A(1)	1,061	229,675
Taboola.com Ltd.(1)	24,593	100,339
Webtoon Entertainment, Inc.(1)(2)	1,640	22,812
Yelp, Inc.(1)	41,677	1,204,882
Ziff Davis, Inc.(1)	7,478	245,428
		794,545,266
IT Services — 0.7%
Accenture PLC, Class A	62,862	15,715,500
Akamai Technologies, Inc.(1)	27,391	2,452,042
Amdocs Ltd.	12,733	973,820
Applied Digital Corp.(1)(2)	3,029	82,086
Cloudflare, Inc., Class A(1)	4,670	934,981
Cognizant Technology Solutions Corp., Class A	113,642	8,831,120
DXC Technology Co.(1)	132,538	1,749,501
EPAM Systems, Inc.(1)	10,594	1,981,078
Fastly, Inc., Class A(1)	936	10,914
Gartner, Inc.(1)	13,582	3,161,075
Globant SA(1)	240	15,271
GoDaddy, Inc., Class A(1)	24,788	3,169,394
International Business Machines Corp.	84,445	26,058,038
Kyndryl Holdings, Inc.(1)	164,439	4,247,459
MongoDB, Inc.(1)	1,802	598,931
Snowflake, Inc., Class A(1)	11,160	2,803,838
TSS, Inc.(1)(2)	17,584	169,334
Twilio, Inc., Class A(1)	17,422	2,259,459
VeriSign, Inc.	4,433	1,117,072
		76,330,913
Leisure Products — 0.1%
Acushnet Holdings Corp.	17,527	1,474,021
Brunswick Corp.	36,104	2,386,836
Clarus Corp.	2,005	7,178
Funko, Inc., Class A(1)(2)	17,620	55,679
Hasbro, Inc.	10,077	832,360
JAKKS Pacific, Inc.	5,528	90,825
Johnson Outdoors, Inc., Class A	538	22,053
Latham Group, Inc.(1)	2,386	17,060
Malibu Boats, Inc., Class A(1)	9,678	274,758
Marine Products Corp.	1,008	8,538
MasterCraft Boat Holdings, Inc.(1)	9,719	179,607
Mattel, Inc.(1)	160,745	3,394,934
Polaris, Inc.	41,531	2,755,997
Smith & Wesson Brands, Inc.	25,053	218,212
Sturm Ruger & Co., Inc.	8,453	254,604
Topgolf Callaway Brands Corp.(1)	45,935	591,643
YETI Holdings, Inc.(1)	59,586	2,471,627
		15,035,932
Life Sciences Tools and Services — 0.5%
10X Genomics, Inc., Class A(1)	6,867	129,168
AbCellera Biologics, Inc.(1)(2)	64,811	241,745
Agilent Technologies, Inc.	28,979	4,448,277
Avantor, Inc.(1)	804	9,431
Azenta, Inc.(1)	13,781	490,052

Bio-Rad Laboratories, Inc., Class A(1)	3,939	1,279,624
Bio-Techne Corp.	8,429	543,755
Bruker Corp.	16,433	802,095
Charles River Laboratories International, Inc.(1)	2,345	417,738
CryoPort, Inc.(1)	6,994	67,282
Cytek Biosciences, Inc.(1)	11,447	64,676
Danaher Corp.	45,421	10,300,574
Ginkgo Bioworks Holdings, Inc.(1)(2)	504	4,677
Illumina, Inc.(1)	8,512	1,118,902
IQVIA Holdings, Inc.(1)	11,042	2,539,771
MaxCyte, Inc.(1)	13,261	23,339
Medpace Holdings, Inc.(1)	5,031	2,980,666
Mettler-Toledo International, Inc.(1)	2,357	3,480,629
Niagen Bioscience, Inc.(1)	686	4,644
OmniAb, Inc.(1)	1,555	22
OmniAb, Inc.(1)	1,555	13
Pacific Biosciences of California, Inc.(1)	4,413	10,238
Quanterix Corp.(1)	7,397	53,702
Repligen Corp.(1)	4,172	713,496
Seer, Inc.(1)	6,973	13,388
Sotera Health Co.(1)	15,535	271,552
Thermo Fisher Scientific, Inc.	20,409	12,058,250
Waters Corp.(1)	12,003	4,842,250
West Pharmaceutical Services, Inc.	14,216	3,941,386
		50,851,342
Machinery — 2.6%
Aebi Schmidt Holding AG	11,079	131,951
AGCO Corp.	36,807	3,900,070
Alamo Group, Inc.	6,329	1,014,982
Albany International Corp., Class A	10,929	521,095
Allison Transmission Holdings, Inc.	12,306	1,091,050
Astec Industries, Inc.	14,992	663,546
Atmus Filtration Technologies, Inc.	52,459	2,654,950
Blue Bird Corp.(1)	26,228	1,369,626
Caterpillar, Inc.	128,945	74,241,373
Chart Industries, Inc.(1)	55	11,217
Crane Co.	6,878	1,260,393
Cummins, Inc.	45,693	22,754,200
Deere & Co.	78,234	36,338,911
Donaldson Co., Inc.	58,098	5,223,010
Douglas Dynamics, Inc.	13,212	426,880
Dover Corp.	11,090	2,054,755
Enerpac Tool Group Corp.	9,874	373,928
Enpro, Inc.	3,881	864,881
ESCO Technologies, Inc.	4,601	979,599
Federal Signal Corp.	14,021	1,598,394
Flowserve Corp.	23,351	1,666,094
Franklin Electric Co., Inc.	18,822	1,790,913
Gates Industrial Corp. PLC(1)	45,617	1,038,243
Gorman-Rupp Co.	3,765	175,035
Graco, Inc.	47,245	3,894,878
Graham Corp.(1)	4,693	269,847
Greenbrier Cos., Inc.	23,190	1,031,491
Helios Technologies, Inc.	9,341	504,321
Hillman Solutions Corp.(1)	37,917	331,774

Hyster-Yale, Inc.	7,752	225,428
Illinois Tool Works, Inc.	47,423	11,821,605
Ingersoll Rand, Inc.	8,128	653,004
ITT, Inc.	20,533	3,781,357
JBT Marel Corp.	5,049	709,536
Kadant, Inc.	2,034	565,696
Kennametal, Inc.	50,432	1,395,958
L.B. Foster Co., Class A(1)	3,876	104,574
Lincoln Electric Holdings, Inc.	25,434	6,089,663
Lindsay Corp.	5,251	603,497
Luxfer Holdings PLC	11,913	148,913
Manitowoc Co., Inc.(1)	8,155	91,988
Mayville Engineering Co., Inc.(1)	2,607	44,293
Microvast Holdings, Inc.(1)(2)	57,900	203,808
Middleby Corp.(1)	12,424	1,468,517
Miller Industries, Inc.	2,564	99,329
Mueller Industries, Inc.	61,801	6,790,076
Mueller Water Products, Inc., Class A	105,881	2,566,555
NN, Inc.(1)	2,860	3,632
Omega Flex, Inc.	433	11,734
Oshkosh Corp.	20,567	2,636,278
Otis Worldwide Corp.	25,583	2,273,050
PACCAR, Inc.	146,489	15,442,870
Parker-Hannifin Corp.	14,138	12,182,715
Park-Ohio Holdings Corp.	1,873	40,101
Proto Labs, Inc.(1)	5,886	299,127
RBC Bearings, Inc.(1)	2,780	1,237,017
REV Group, Inc.	43,932	2,340,258
Snap-on, Inc.	19,627	6,674,161
SPX Technologies, Inc.(1)	5,794	1,245,942
Stanley Black & Decker, Inc.	1,059	75,740
Taylor Devices, Inc.(1)	300	14,769
Tennant Co.	11,518	842,311
Terex Corp.	35,119	1,622,849
Timken Co.	24,980	2,033,122
Titan International, Inc.(1)	33,534	271,290
Toro Co.	37,319	2,602,627
Trinity Industries, Inc.	59,863	1,587,567
Watts Water Technologies, Inc., Class A	7,958	2,195,453
Westinghouse Air Brake Technologies Corp.	12,768	2,662,766
Worthington Enterprises, Inc.	20,921	1,147,726
Xylem, Inc.	19,097	2,686,375
		267,670,684
Marine Transportation — 0.1%
Costamare, Inc.	22,324	340,888
Genco Shipping & Trading Ltd.	20,691	391,474
Kirby Corp.(1)	23,718	2,692,467
Matson, Inc.	23,588	2,570,620
Pangaea Logistics Solutions Ltd.	12,909	90,621
Safe Bulkers, Inc.	36,458	192,863
Star Bulk Carriers Corp.	1	20
		6,278,953
Media — 0.5%
Advantage Solutions, Inc.(1)(2)	51,470	48,876
AMC Networks, Inc., Class A(1)	22,917	204,420

Boston Omaha Corp., Class A(1)	3,267	40,609
Cable One, Inc.(2)	3,215	376,766
Charter Communications, Inc., Class A(1)	12,376	2,476,685
Comcast Corp., Class A	916,276	24,455,406
DoubleVerify Holdings, Inc.(1)	7,839	82,623
EchoStar Corp., Class A(1)	58,007	4,251,333
Entravision Communications Corp., Class A	25,921	72,060
Fox Corp., Class A	92,054	6,029,537
Fox Corp., Class B	68,549	3,993,665
Gambling.com Group Ltd.(1)	9,993	56,660
Liberty Broadband Corp., Class A(1)	1,489	68,956
Liberty Broadband Corp., Class C(1)	25,450	1,178,080
New York Times Co., Class A	45,163	2,913,013
News Corp., Class A	62,035	1,593,059
News Corp., Class B	18,323	539,246
Nexstar Media Group, Inc., Class A	4,466	858,097
Paramount Skydance Corp., Class B	338,841	5,428,233
PubMatic, Inc., Class A(1)	18,132	163,369
Scholastic Corp.	9,896	292,328
Sirius XM Holdings, Inc.	2	43
Thryv Holdings, Inc.(1)	2,255	12,696
Trade Desk, Inc., Class A(1)	25,677	1,015,782
USA TODAY Co., Inc.(1)	3,698	18,527
WideOpenWest, Inc.(1)	17,716	91,769
		56,261,838
Metals and Mining — 0.9%
Alcoa Corp.	54,174	2,261,223
Alpha Metallurgical Resources, Inc.(1)	7,593	1,208,882
Caledonia Mining Corp. PLC	8,746	269,464
Century Aluminum Co.(1)	24,511	734,595
Cleveland-Cliffs, Inc.(1)	244,846	3,192,792
Coeur Mining, Inc.(1)	225,143	3,888,220
Commercial Metals Co.	72,181	4,603,704
Compass Minerals International, Inc.(1)	37,505	712,220
Ferroglobe PLC	64,282	284,769
Freeport-McMoRan, Inc.	424,810	18,258,334
Hecla Mining Co.	163,623	2,752,139
Kaiser Aluminum Corp.	10,858	1,042,911
Materion Corp.	8,267	1,010,145
McEwen, Inc.(1)	5,857	108,999
Metallus, Inc.(1)	22,699	383,840
MP Materials Corp.(1)(2)	491	30,417
Newmont Corp.	129,017	11,705,712
Nucor Corp.	94,778	15,116,143
Olympic Steel, Inc.	7,051	274,213
Ramaco Resources, Inc., Class A(1)	16,137	253,190
Ramaco Resources, Inc., Class B	2,374	29,699
Reliance, Inc.	19,126	5,342,274
Royal Gold, Inc.	17,457	3,558,435
Ryerson Holding Corp.	23,741	544,381
Steel Dynamics, Inc.	67,381	11,308,553
SunCoke Energy, Inc.	67,829	442,245
Tredegar Corp.(1)	6,485	50,583
Warrior Met Coal, Inc.	34,263	2,682,450
Worthington Steel, Inc.	18,591	627,446
		92,677,978

Multi-Utilities — 0.6%
Ameren Corp.	53,297	5,668,136
Avista Corp.	27,074	1,120,322
Black Hills Corp.	17,112	1,262,694
CenterPoint Energy, Inc.	154,514	6,177,470
CMS Energy Corp.	77,395	5,838,679
Consolidated Edison, Inc.	71,982	7,224,114
Dominion Energy, Inc.	176,911	11,104,703
DTE Energy Co.	44,217	6,059,055
NiSource, Inc.	97,474	4,301,528
Northwestern Energy Group, Inc.	18,296	1,264,071
Public Service Enterprise Group, Inc.	63,978	5,343,443
Sempra	66,329	6,282,683
Unitil Corp.	6,909	347,039
WEC Energy Group, Inc.	1,132	126,863
		62,120,800
Oil, Gas and Consumable Fuels — 5.0%
Amplify Energy Corp.(1)(2)	7,989	43,940
Antero Midstream Corp.	181,736	3,273,065
Antero Resources Corp.(1)	115,920	4,222,966
APA Corp.	230,165	5,747,220
Ardmore Shipping Corp.	31,182	381,356
Berry Corp.	38,867	131,759
California Resources Corp.	57,719	2,757,814
Centrus Energy Corp., Class A(1)(2)	13,640	3,536,852
Cheniere Energy, Inc.	102,994	21,470,129
Chevron Corp.	349,819	52,868,145
Chord Energy Corp.	37,316	3,502,480
Civitas Resources, Inc.	69,558	2,042,918
CNX Resources Corp.(1)	90,442	3,512,767
Comstock Resources, Inc.(1)(2)	50,854	1,365,938
ConocoPhillips	392,892	34,845,592
Core Natural Resources, Inc.	34,060	2,724,800
Coterra Energy, Inc.	384,038	10,307,580
Crescent Energy Co., Class A	105,777	997,477
CVR Energy, Inc.(1)	18,009	621,851
Delek U.S. Holdings, Inc.	2,500	96,675
Devon Energy Corp.	309,722	11,478,297
DHT Holdings, Inc.	95,228	1,240,821
Diamondback Energy, Inc.	76,608	11,689,615
Dorian LPG Ltd.	25,584	633,972
DT Midstream, Inc.	25,889	3,144,478
EOG Resources, Inc.	207,759	22,406,808
EQT Corp.	163,534	9,952,679
Evolution Petroleum Corp.	18,835	74,022
Excelerate Energy, Inc., Class A	1,927	54,110
Expand Energy Corp.	64,847	7,906,795
Exxon Mobil Corp.	832,538	96,507,805
FutureFuel Corp.	9,758	32,201
Gevo, Inc.(1)	8,886	19,016
Golar LNG Ltd.	11,312	417,978
Gran Tierra Energy, Inc.(1)(2)	22,668	102,686
Granite Ridge Resources, Inc.	36,913	190,102
Green Plains, Inc.(1)	15,801	163,224
Gulfport Energy Corp.(1)	6,901	1,535,404

Hess Midstream LP, Class A	67,856	2,285,390
HF Sinclair Corp.	49,436	2,615,659
HighPeak Energy, Inc.	6,385	42,843
International Seaways, Inc.	36,118	1,913,170
Kimbell Royalty Partners LP	55,710	693,590
Kinder Morgan, Inc.	311,842	8,519,523
Kosmos Energy Ltd.(1)	284,012	318,093
Magnolia Oil & Gas Corp., Class A	138,266	3,199,475
Marathon Petroleum Corp.	113,072	21,905,439
Matador Resources Co.	81,016	3,435,078
Murphy Oil Corp.	98,938	3,172,942
NACCO Industries, Inc., Class A	767	37,000
Navigator Holdings Ltd.	4,642	83,045
Nordic American Tankers Ltd.	111,370	405,387
Northern Oil & Gas, Inc.	70,112	1,569,808
Occidental Petroleum Corp.	263,574	11,070,108
ONEOK, Inc.	176,157	12,827,753
Ovintiv, Inc.	167,114	6,844,989
Par Pacific Holdings, Inc.(1)	28,642	1,307,507
PBF Energy, Inc., Class A	49,891	1,720,242
Peabody Energy Corp.	68,719	1,871,906
Permian Resources Corp.	356,841	5,170,626
Phillips 66	81,348	11,141,422
Plains GP Holdings LP, Class A(1)	62,834	1,164,942
PrimeEnergy Resources Corp.(1)(2)	475	87,215
Range Resources Corp.	136,896	5,406,023
REX American Resources Corp.(1)	16,868	556,475
Riley Exploration Permian, Inc.	11,401	312,273
SandRidge Energy, Inc.	16,136	228,163
Scorpio Tankers, Inc.	34,238	1,962,865
SFL Corp. Ltd.	79,511	654,376
SM Energy Co.	81,238	1,547,584
Summit Midstream Corp.(1)	307	7,687
Sunococorp LLC(1)	2,326	122,720
Talos Energy, Inc.(1)	91,360	1,046,986
Targa Resources Corp.	114,843	20,133,126
Teekay Corp. Ltd.	35,862	348,220
Teekay Tankers Ltd., Class A	18,681	1,077,333
Texas Pacific Land Corp.	7,321	6,327,467
Uranium Energy Corp.(1)	16,033	196,725
VAALCO Energy, Inc.	66,594	238,407
Valero Energy Corp.	83,329	14,729,234
Viper Energy, Inc., Class A	28,687	1,047,936
Vital Energy, Inc.(1)	18,460	330,988
Vitesse Energy, Inc.	16,108	340,845
Western Midstream Partners LP	5,227	205,578
Williams Cos., Inc.	438,578	26,722,558
World Kinect Corp.	23,611	547,303
		509,495,361
Paper and Forest Products — 0.0%
Clearwater Paper Corp.(1)	10,529	191,522
Louisiana-Pacific Corp.	42,237	3,463,856
Mercer International, Inc.	23,576	42,673
Sylvamo Corp.	26,270	1,244,410
		4,942,461

Passenger Airlines — 0.5%
Alaska Air Group, Inc.(1)	85,526	3,665,644
Allegiant Travel Co.(1)	11,626	883,576
Delta Air Lines, Inc.	336,759	21,586,252
Frontier Group Holdings, Inc.(1)(2)	28,342	129,239
JetBlue Airways Corp.(1)	116,979	534,594
SkyWest, Inc.(1)	29,992	3,044,788
Southwest Airlines Co.	127,940	4,453,591
Sun Country Airlines Holdings, Inc.(1)	28,211	386,491
United Airlines Holdings, Inc.(1)	191,459	19,521,160
		54,205,335
Personal Care Products — 0.1%
Edgewell Personal Care Co.	10,382	185,422
elf Beauty, Inc.(1)	2,090	159,195
Estee Lauder Cos., Inc., Class A	50,296	4,731,345
Interparfums, Inc.	3,784	307,526
Kenvue, Inc.	218,587	3,792,484
Lifevantage Corp.	6,080	41,770
Medifast, Inc.(1)(2)	4,578	50,221
Nature's Sunshine Products, Inc.(1)	5,502	113,231
Nu Skin Enterprises, Inc., Class A	38,038	376,196
USANA Health Sciences, Inc.(1)	5,468	108,540
		9,865,930
Pharmaceuticals — 2.6%
Amphastar Pharmaceuticals, Inc.(1)	21,625	599,012
Arvinas, Inc.(1)	4,550	57,262
Atai Beckley NV(1)	22,538	87,673
Atea Pharmaceuticals, Inc.(1)	11,053	34,264
Bristol-Myers Squibb Co.	322,259	15,855,143
Collegium Pharmaceutical, Inc.(1)	23,012	1,074,200
Corcept Therapeutics, Inc.(1)	27,009	2,144,515
Crinetics Pharmaceuticals, Inc.(1)	4,434	202,013
Edgewise Therapeutics, Inc.(1)	688	17,916
Elanco Animal Health, Inc.(1)(2)	128,675	2,994,267
Eli Lilly & Co.	81,184	87,310,956
EyePoint Pharmaceuticals, Inc.(1)	8,648	128,250
Fulcrum Therapeutics, Inc.(1)	10,997	120,307
Harmony Biosciences Holdings, Inc.(1)	32,921	1,161,782
Innoviva, Inc.(1)	49,882	1,083,936
Jazz Pharmaceuticals PLC(1)	38,083	6,722,792
Johnson & Johnson	335,410	69,403,037
Ligand Pharmaceuticals, Inc.(1)	4,212	855,794
Maze Therapeutics, Inc.(1)	18,539	699,847
MBX Biosciences, Inc.(1)	1,581	54,529
Merck & Co., Inc.	292,022	30,612,666
Nuvation Bio, Inc.(1)	36,321	291,658
Oramed Pharmaceuticals, Inc.(1)(2)	4,152	11,833
Organon & Co.	37,779	291,276
Pacira BioSciences, Inc.(1)	26,815	632,030
Perrigo Co. PLC	27,208	363,227
Pfizer, Inc.	701,005	18,043,869
Prestige Consumer Healthcare, Inc.(1)	11,499	684,765
Rapport Therapeutics, Inc.(1)	714	21,213
Royalty Pharma PLC, Class A	66,633	2,666,653
SIGA Technologies, Inc.	20,999	127,254

Supernus Pharmaceuticals, Inc.(1)	20,170	919,550
Terns Pharmaceuticals, Inc.(1)	7,144	200,818
Theravance Biopharma, Inc.(1)	13,118	266,295
Ventyx Biosciences, Inc.(1)	1,585	15,850
Viatris, Inc.	619,977	6,627,554
Zoetis, Inc.	123,621	15,845,740
		268,229,746
Professional Services — 0.6%
Alight, Inc., Class A	72,076	166,496
Asure Software, Inc.(1)	1,405	11,240
Automatic Data Processing, Inc.	80,597	20,576,414
Booz Allen Hamilton Holding Corp.	18,008	1,502,948
Broadridge Financial Solutions, Inc.	14,334	3,269,442
Clarivate PLC(1)	102,825	386,622
Conduent, Inc.(1)	71,358	138,435
CRA International, Inc.	3,169	558,821
CSG Systems International, Inc.	8,572	675,216
ExlService Holdings, Inc.(1)	24,240	963,055
Exponent, Inc.	21,432	1,549,534
Franklin Covey Co.(1)	5,473	86,036
FTI Consulting, Inc.(1)	4,432	723,081
Genpact Ltd.	31,519	1,388,727
Heidrick & Struggles International, Inc.	14,428	849,376
IBEX Holdings Ltd.(1)	4,339	152,689
Innodata, Inc.(1)(2)	7,376	423,899
Insperity, Inc.	20,549	726,818
KBR, Inc.	13,080	539,158
Kelly Services, Inc., Class A	15,268	131,916
Kforce, Inc.	11,135	327,369
Korn Ferry	17,667	1,161,959
Legalzoom.com, Inc.(1)	51,540	480,868
ManpowerGroup, Inc.	15,271	439,194
Paychex, Inc.	76,005	8,488,998
Paycom Software, Inc.	23,332	3,760,418
Paylocity Holding Corp.(1)	7,410	1,091,715
Resources Connection, Inc.	11,003	53,199
Robert Half, Inc.	55,138	1,490,931
TaskUS, Inc., Class A(1)	3,651	41,877
TriNet Group, Inc.	11,855	694,703
TrueBlue, Inc.(1)	16,393	80,326
UL Solutions, Inc., Class A	12,007	1,095,158
Upwork, Inc.(1)	77,409	1,528,054
Verisk Analytics, Inc.	33,184	7,468,723
Verra Mobility Corp.(1)	21,667	472,774
Willdan Group, Inc.(1)	2,152	217,137
		63,713,326
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	34,230	5,539,441
CoStar Group, Inc.(1)	41,760	2,873,088
Five Point Holdings LLC, Class A(1)	1,615	10,013
Forestar Group, Inc.(1)	7,848	200,281
FRP Holdings, Inc.(1)	870	20,280
Howard Hughes Holdings, Inc.(1)	14,873	1,331,580
Jones Lang LaSalle, Inc.(1)	11,817	3,848,679
Kennedy-Wilson Holdings, Inc.	39,610	385,405

Marcus & Millichap, Inc.	9,089	266,308
Newmark Group, Inc., Class A	33,497	582,178
Opendoor Technologies, Inc.(1)(2)	127,351	980,603
RE/MAX Holdings, Inc., Class A(1)	7,483	61,510
RMR Group, Inc., Class A(2)	12	183
Seaport Entertainment Group, Inc.(1)(2)	2,206	47,341
Seritage Growth Properties, Class A(1)	3,909	14,619
St. Joe Co.	2,594	156,496
Tejon Ranch Co.(1)	2,786	45,217
Zillow Group, Inc., Class A(1)	2,536	183,479
Zillow Group, Inc., Class C(1)	10,590	787,684
		17,334,385
Semiconductors and Semiconductor Equipment — 10.1%
ACM Research, Inc., Class A(1)	15,275	510,338
Advanced Micro Devices, Inc.(1)	145,942	31,746,763
Allegro MicroSystems, Inc.(1)	9,038	241,224
Alpha & Omega Semiconductor Ltd.(1)	7,707	156,298
Amkor Technology, Inc.	68,894	2,507,053
Analog Devices, Inc.	47,565	12,620,897
Applied Materials, Inc.	174,130	43,924,292
Astera Labs, Inc.(1)	3,492	550,234
Axcelis Technologies, Inc.(1)	11,499	951,772
Broadcom, Inc.	343,618	138,464,309
CEVA, Inc.(1)	2,132	46,030
Cirrus Logic, Inc.(1)	20,596	2,478,523
Cohu, Inc.(1)	14,115	343,277
Diodes, Inc.(1)	14,793	683,585
Enphase Energy, Inc.(1)	688	19,849
First Solar, Inc.(1)	25,564	6,976,927
FormFactor, Inc.(1)	4,642	255,403
GLOBALFOUNDRIES, Inc.(1)	18,362	658,094
Ichor Holdings Ltd.(1)	4,005	67,284
Intel Corp.(1)	602,765	24,448,148
KLA Corp.	32,272	37,934,768
Kulicke & Soffa Industries, Inc.	15,914	717,881
Lam Research Corp.	402,375	62,770,500
MACOM Technology Solutions Holdings, Inc.(1)	86	15,049
Magnachip Semiconductor Corp.(1)	5,631	14,866
Marvell Technology, Inc.	51,123	4,570,396
Micron Technology, Inc.	260,404	61,580,338
Monolithic Power Systems, Inc.	5,270	4,891,456
Navitas Semiconductor Corp.(1)	11,544	100,895
NVE Corp.	2,001	127,944
NVIDIA Corp.	2,847,263	503,965,551
NXP Semiconductors NV	17,031	3,320,023
ON Semiconductor Corp.(1)	152,799	7,676,622
Onto Innovation, Inc.(1)	8,475	1,213,281
Penguin Solutions, Inc.(1)	38,338	775,578
Photronics, Inc.(1)	39,398	902,608
Power Integrations, Inc.	314	10,550
Qnity Electronics, Inc.	29,593	2,399,696
Qorvo, Inc.(1)	17,394	1,493,971
QUALCOMM, Inc.	190,570	32,032,911
Rambus, Inc.(1)	18,666	1,783,910
Rigetti Computing, Inc.(1)	1,307	33,420

SiTime Corp.(1)	494	147,064
SkyWater Technology, Inc.(1)	32,670	502,791
Skyworks Solutions, Inc.	84,191	5,552,396
SolarEdge Technologies, Inc.(1)(2)	8,172	298,523
Synaptics, Inc.(1)	10,199	698,733
Teradyne, Inc.	69,674	12,673,004
Texas Instruments, Inc.	112,576	18,943,163
Ultra Clean Holdings, Inc.(1)	10,946	277,591
Universal Display Corp.	7,952	945,731
Veeco Instruments, Inc.(1)	8,720	254,886
		1,036,276,396
Software — 6.7%
A10 Networks, Inc.	50,707	873,175
ACI Worldwide, Inc.(1)	1,699	79,615
Adeia, Inc.	60,154	744,105
Adobe, Inc.(1)	40,881	13,087,235
Appfolio, Inc., Class A(1)	1,030	235,128
AppLovin Corp., Class A(1)	45,954	27,548,504
Aurora Innovation, Inc.(1)(2)	126,861	531,548
Autodesk, Inc.(1)	20,452	6,203,910
Bill Holdings, Inc.(1)	6,643	333,146
Blackbaud, Inc.(1)	4,135	233,131
Cadence Design Systems, Inc.(1)	30,933	9,646,147
Cipher Mining, Inc.(1)(2)	39,765	809,218
Circle Internet Group, Inc.(1)(2)	1,605	128,288
Clear Secure, Inc., Class A	48,609	1,725,620
Commvault Systems, Inc.(1)	11,286	1,393,821
Consensus Cloud Solutions, Inc.(1)	2	44
Crowdstrike Holdings, Inc., Class A(1)	19,636	9,997,866
Daily Journal Corp.(1)(2)	69	31,629
Datadog, Inc., Class A(1)	10,240	1,638,502
Docusign, Inc.(1)	30,078	2,085,909
Dolby Laboratories, Inc., Class A	10,269	692,644
D-Wave Quantum, Inc.(1)(2)	1,479	33,529
Dynatrace, Inc.(1)	2,128	94,824
Fair Isaac Corp.(1)	1,788	3,228,824
Fortinet, Inc.(1)	186,994	15,170,823
Gen Digital, Inc.	36,736	968,728
Gitlab, Inc., Class A(1)	1,423	58,428
InterDigital, Inc.	15,918	5,694,664
Intuit, Inc.	19,599	12,427,334
Klaviyo, Inc., Class A(1)	372	10,624
LiveRamp Holdings, Inc.(1)	12,347	356,211
Manhattan Associates, Inc.(1)	16,557	2,921,483
MARA Holdings, Inc.(1)(2)	75,011	885,880
Microsoft Corp.	869,297	427,702,817
OneSpan, Inc.	18,677	227,859
Oracle Corp.	173,222	34,982,183
Pagaya Technologies Ltd., Class A(1)	52,554	1,311,222
Palantir Technologies, Inc., Class A(1)	156,217	26,314,754
Palo Alto Networks, Inc.(1)	82,470	15,680,021
Pegasystems, Inc.	59,427	3,254,817
Progress Software Corp.(1)	6,193	256,452
Qualys, Inc.(1)	21,282	2,997,570

Rapid7, Inc.(1)	1,999	31,344
Riot Platforms, Inc.(1)	73,231	1,181,216
Roper Technologies, Inc.	4,060	1,811,653
Salesforce, Inc.	62,396	14,384,774
ServiceNow, Inc.(1)	18,497	15,027,148
Sprinklr, Inc., Class A(1)	4,887	35,333
Strategy, Inc., Class A(1)	28,183	4,993,464
Synopsys, Inc.(1)	13,188	5,512,716
Telos Corp.(1)	2,835	16,386
Teradata Corp.(1)	16,621	476,025
UiPath, Inc., Class A(1)	48,372	670,436
Workday, Inc., Class A(1)	15,778	3,402,052
Xperi, Inc.(1)	15,018	86,954
Zoom Communications, Inc., Class A(1)	39,969	3,395,766
Zscaler, Inc.(1)	2,540	638,810
		684,262,309
Specialized REITs — 0.0%
Millrose Properties, Inc.	41,449	1,262,537
Specialty Retail — 2.7%
1-800-Flowers.com, Inc., Class A(1)(2)	18,161	61,929
Abercrombie & Fitch Co., Class A(1)	36,136	3,536,630
Academy Sports & Outdoors, Inc.	42,103	2,031,470
Advance Auto Parts, Inc.	27,156	1,408,853
American Eagle Outfitters, Inc.	126,896	2,588,678
America's Car-Mart, Inc.(1)(2)	1,072	23,209
Arhaus, Inc.(1)	34,949	361,373
Arko Corp.	31,469	149,792
Asbury Automotive Group, Inc.(1)	3,928	913,535
AutoNation, Inc.(1)	24,934	5,268,305
AutoZone, Inc.(1)	1,161	4,590,977
Best Buy Co., Inc.	109,487	8,680,129
Boot Barn Holdings, Inc.(1)	210	40,702
Buckle, Inc.	24,830	1,402,398
Build-A-Bear Workshop, Inc.	10,880	577,728
Burlington Stores, Inc.(1)	38,717	9,765,589
Caleres, Inc.	23,337	273,276
CarMax, Inc.(1)	66,782	2,581,792
Carvana Co.(1)	4,286	1,605,107
Cato Corp., Class A(1)	1,679	5,877
Chewy, Inc., Class A(1)	31,014	1,078,357
Citi Trends, Inc.(1)	1,443	65,354
Designer Brands, Inc., Class A	27,383	118,842
Dick's Sporting Goods, Inc.	38,470	7,946,748
Five Below, Inc.(1)	39,274	6,475,890
Floor & Decor Holdings, Inc., Class A(1)(2)	42,760	2,720,391
GameStop Corp., Class A(1)	1,176	26,495
Gap, Inc.	167,878	4,544,458
Genesco, Inc.(1)	3,646	130,709
Group 1 Automotive, Inc.	1,317	528,170
Guess?, Inc.	20,586	351,197
Haverty Furniture Cos., Inc.	6,902	164,268
Home Depot, Inc.	132,460	47,277,623
Lands' End, Inc.(1)	5,235	82,661
Lithia Motors, Inc.	12,831	4,091,036

Lowe's Cos., Inc.	39,809	9,652,886
MarineMax, Inc.(1)	8,089	189,121
Murphy USA, Inc.	11,992	4,617,760
National Vision Holdings, Inc.(1)	9,853	284,259
ODP Corp.(1)	21,097	590,083
O'Reilly Automotive, Inc.(1)	70,784	7,198,733
Penske Automotive Group, Inc.	5,783	935,227
PetMed Express, Inc.(1)	2,475	4,331
Revolve Group, Inc.(1)	3,977	96,124
Ross Stores, Inc.	136,212	24,022,348
Sally Beauty Holdings, Inc.(1)	86,534	1,372,429
Shoe Carnival, Inc.	9,885	163,300
Signet Jewelers Ltd.	30,964	3,101,354
Sonic Automotive, Inc., Class A	10,713	675,240
Stitch Fix, Inc., Class A(1)	5,706	24,251
Tile Shop Holdings, Inc.(1)	1,000	6,490
TJX Cos., Inc.	334,139	50,762,397
Tractor Supply Co.	262,738	14,392,788
Ulta Beauty, Inc.(1)	26,404	14,227,267
Upbound Group, Inc.	26,949	482,926
Urban Outfitters, Inc.(1)	43,514	3,223,082
Valvoline, Inc.(1)	30,797	964,254
Victoria's Secret & Co.(1)	62,114	2,567,172
Williams-Sonoma, Inc.	76,715	13,809,467
Zumiez, Inc.(1)	5,824	151,424
		274,984,261
Technology Hardware, Storage and Peripherals — 5.9%
Apple, Inc.	1,984,273	553,314,526
Dell Technologies, Inc., Class C	22,172	2,956,636
Diebold Nixdorf, Inc.(1)	18,599	1,200,007
Eastman Kodak Co.(1)	8,541	65,253
Hewlett Packard Enterprise Co.	288,791	6,315,859
HP, Inc.	50,760	1,239,559
Immersion Corp.	13,351	94,926
NetApp, Inc.	35,125	3,918,545
Pure Storage, Inc., Class A(1)	44,827	3,987,810
Sandisk Corp.(1)	59,741	13,338,970
Seagate Technology Holdings PLC	18,156	5,023,584
Super Micro Computer, Inc.(1)	141,170	4,778,605
Western Digital Corp.	74,632	12,189,645
		608,423,925
Textiles, Apparel and Luxury Goods — 0.8%
Amer Sports, Inc.(1)	11,856	440,213
Birkenstock Holding PLC(1)	1,140	49,396
Carter's, Inc.	24,775	790,570
Columbia Sportswear Co.	15,357	824,825
Crocs, Inc.(1)	40,439	3,436,506
Deckers Outdoor Corp.(1)	83,231	7,326,825
Ermenegildo Zegna NV	39,226	418,541
Figs, Inc., Class A(1)	34,444	337,207
G-III Apparel Group Ltd.(1)	28,428	828,676
Hanesbrands, Inc.(1)	81,683	528,489
Kontoor Brands, Inc.	14,660	1,089,971
Levi Strauss & Co., Class A	54,888	1,209,183

Lululemon Athletica, Inc.(1)	54,943	10,119,402
Movado Group, Inc.	6,084	127,399
NIKE, Inc., Class B	313,200	20,242,116
Oxford Industries, Inc.	10,091	385,073
PVH Corp.	25,378	2,151,039
Ralph Lauren Corp.	23,928	8,789,472
Rocky Brands, Inc.	2,868	87,101
Superior Group of Cos., Inc.	5,302	51,536
Tapestry, Inc.	122,548	13,392,046
Under Armour, Inc., Class A(1)(2)	98,479	454,973
Under Armour, Inc., Class C(1)(2)	68,251	302,352
Unifi, Inc.(1)	1,684	5,877
Vera Bradley, Inc.(1)	1,061	3,013
VF Corp.	294,472	5,153,260
Wolverine World Wide, Inc.	10,644	172,539
		78,717,600
Trading Companies and Distributors — 0.9%
Air Lease Corp.	71,957	4,600,211
Alta Equipment Group, Inc.	3,301	16,109
Applied Industrial Technologies, Inc.	13,354	3,456,282
BlueLinx Holdings, Inc.(1)	5,060	315,693
Boise Cascade Co.	22,736	1,733,393
DNOW, Inc.(1)	102,950	1,437,182
Fastenal Co.	339,099	13,699,600
FTAI Aviation Ltd.	50,807	8,801,805
GATX Corp.	24,739	3,956,508
Global Industrial Co.	6,809	195,010
Herc Holdings, Inc.	24,114	3,237,787
Hudson Technologies, Inc.(1)	19,460	132,328
Karat Packaging, Inc.	4,473	98,585
McGrath RentCorp	10,933	1,126,974
MSC Industrial Direct Co., Inc., Class A	27,285	2,427,274
NPK International, Inc.(1)	53,787	662,118
QXO, Inc.(1)(2)	44,427	832,118
Rush Enterprises, Inc., Class A	28,875	1,503,232
Rush Enterprises, Inc., Class B	2,004	106,953
SiteOne Landscape Supply, Inc.(1)	9,157	1,229,602
Titan Machinery, Inc.(1)	9,617	178,107
United Rentals, Inc.	21,936	17,881,788
Watsco, Inc.	7,205	2,495,812
WESCO International, Inc.	28,211	7,543,903
Willis Lease Finance Corp.	336	41,230
WW Grainger, Inc.	17,957	17,034,549
		94,744,153
Water Utilities — 0.0%
American Water Works Co., Inc.	214	27,835
Artesian Resources Corp., Class A	2,811	88,547
Essential Utilities, Inc.	172	6,809
Global Water Resources, Inc.	7	60
Middlesex Water Co.	5,875	301,446
		424,697
Wireless Telecommunication Services — 0.3%
Array Digital Infrastructure, Inc.	4,248	208,917
Gogo, Inc.(1)	43,361	310,031

Telephone & Data Systems, Inc.	52,475	2,113,168
T-Mobile U.S., Inc.	121,888	25,475,811
		28,107,927
TOTAL COMMON STOCKS (Cost $7,411,254,800)		10,249,431,846
RIGHTS — 0.0%
Biotechnology — 0.0%
Akouos, Inc.(1)(2)	1,135	11
Chinook Therapeutics, Inc.(1)	8,349	83
Fusion Pharmaceuticals, Inc.(1)(2)	8,399	4,619
Icosavax, Inc.(1)	1,560	484
iTeos Therapeutics, Inc.(1)	5,253	53
Metsera, Inc.(1)	343	1,681
Mirati Therapeutics, Inc.(1)	5,654	3,958
Regulus Therapeutics, Inc.(1)	3,312	3,842
Sage Therapeutics, Inc.(1)	13,343	2,402
Verve Therapeutics, Inc.(1)	5,770	3,635
		20,768
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc.(1)	5,626	34,882
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	3,336	3,403
Pharmaceuticals — 0.0%
Albireo Pharma, Inc.(1)	1,606	3,453
Concert Pharmaceuticals, Inc.(1)	2,660	984
		4,437
Software — 0.0%
Gen Digital, Inc.(1)	3,721	15,516
TOTAL RIGHTS (Cost $42,972)		79,006
WARRANTS — 0.0%
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc., Series A(1)	2,552	3,063
Opendoor Technologies, Inc., Series K(1)	4,184	7,991
Opendoor Technologies, Inc., Series Z(1)	1,362	1,325
		12,379
Specialty Retail — 0.0%
GameStop Corp.(1)	117	391
TOTAL WARRANTS (Cost $—)		12,770
ESCROW INTERESTS(3) — 0.0%
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc.(1) (Cost $—)	2,203	22
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,841,543	6,841,543
State Street Navigator Securities Lending Government Money Market Portfolio(4)	10,897,705	10,897,705
TOTAL SHORT-TERM INVESTMENTS (Cost $17,739,248)		17,739,248
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $7,429,037,020)		10,267,262,892
OTHER ASSETS AND LIABILITIES — 0.0%		(1,543,733)
TOTAL NET ASSETS — 100.0%		$10,265,719,159

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $18,086,256. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $18,550,643, which includes securities collateral of $7,652,938.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$10,249,431,846	—	—
Rights	79,006	—	—
Warrants	12,770	—	—
Escrow Interests	—	$22	—
Short-Term Investments	17,739,248	—	—
	$10,267,262,870	$22	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.